Madison Funds | July 31, 2024
Conservative Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
EXCHANGE TRADED FUNDS - 55.2%

Bond Funds - 33.1%

iShares Aaa - A Rated Corporate Bond ETF	70,960	$3,393,307
iShares Treasury Floating Rate Bond ETF	43,921	2,224,598
Janus Henderson Mortgage-Backed Securities ETF	65,046	2,971,952
Schwab Intermediate-Term U.S. Treasury ETF	110,123	5,477,518
Schwab U.S. TIPS ETF	12,672	667,688
		14,735,063

Foreign Stock Funds - 7.8%

Franklin FTSE Japan ETF (A)	36,495	1,095,580
iShares MSCI Emerging Markets Asia ETF	13,928	1,018,972
Vanguard FTSE Europe ETF (A)	19,638	1,344,418
		3,458,970

Stock Funds - 14.3%

Distillate U.S. Fundamental Stability & Value ETF	39,059	2,144,730
Energy Select Sector SPDR ETF	9,177	855,388
Invesco S&P 500 Quality ETF	29,566	1,909,964
Vanguard Information Technology ETF (A)	2,612	1,483,642
		6,393,724
Total Exchange Traded Funds ( Cost $23,365,513 )		24,587,757

INVESTMENT COMPANIES - 42.4%

Bond Funds - 34.8%

Madison Core Bond Fund, Class R6 (B) (C)	1,730,972	15,509,508

Stock Funds - 7.6%

Madison Investors Fund, Class R6 (C)	112,872	3,357,943

Total Investment Companies ( Cost $20,060,350 )		18,867,451

SHORT-TERM INVESTMENTS - 6.3%

State Street Institutional U.S. Government Money Market Fund, Premier Class (D), 5.26%	1,080,863	1,080,863
State Street Navigator Securities Lending Government Money Market Portfolio (D) (E), 5.31%	1,735,791	1,735,791

Total Short-Term Investments ( Cost $2,816,654 )		2,816,654

TOTAL INVESTMENTS - 103.9% ( Cost $46,242,517 )		46,271,862

NET OTHER ASSETS AND LIABILITIES - (3.9%)		(1,725,152)

TOTAL NET ASSETS - 100.0%		$44,546,710

(A)	All or a portion of these securities, with an aggregate fair value of $1,723,995, are on loan as part of a securities lending program.
(B)	Greater than 25% of the portfolio. For more information refer the website madisonfunds.com/individual/core-bondfund.
(C)	Affiliated Company.
(D)	7-day yield.
(E)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.
MSCI	Morgan Stanley Capital International.
SPDR	Standard & Poor’s Depositary Receipt.
S&P	Standard & Poor’s.
TIPS	Treasury Inflation Protected Security.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2024
Moderate Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
EXCHANGE TRADED FUNDS - 61.6%

Bond Funds - 23.3%

iShares Aaa - A Rated Corporate Bond ETF (A)	92,613	$4,428,754
iShares Treasury Floating Rate Bond ETF	123,491	6,254,819
Janus Henderson Mortgage-Backed Securities ETF	81,202	3,710,119
Schwab Intermediate-Term U.S. Treasury ETF (A)	158,744	7,895,927
		22,289,619

Foreign Stock Funds - 14.4%

Franklin FTSE Japan ETF (A)	134,206	4,028,864
iShares MSCI Emerging Markets Asia ETF	54,259	3,969,588
Vanguard FTSE Europe ETF (A)	70,504	4,826,704
WisdomTree Europe Hedged Equity ETF (A)	21,224	939,799
		13,764,955

Stock Funds - 23.9%

Distillate U.S. Fundamental Stability & Value ETF	108,143	5,938,132
Energy Select Sector SPDR ETF	34,741	3,238,209
Invesco S&P 500 Quality ETF (A)	135,859	8,776,491
Vanguard Information Technology ETF	8,500	4,828,085
		22,780,917
Total Exchange Traded Funds ( Cost $53,575,759 )		58,835,491

INVESTMENT COMPANIES - 35.0%

Bond Funds - 22.2%

Madison Core Bond Fund, Class R6 (B)	2,363,637	21,178,189

Stock Funds - 12.8%

Madison Investors Fund, Class R6 (B)	411,362	12,238,017

Total Investment Companies ( Cost $32,038,422 )		33,416,206

SHORT-TERM INVESTMENTS - 10.8%

State Street Institutional U.S. Government Money Market Fund, Premier Class (C), 5.26%	3,287,741	3,287,741
State Street Navigator Securities Lending Government Money Market Portfolio (C) (D), 5.31%	7,093,768	7,093,768

Total Short-Term Investments ( Cost $10,381,509 )		10,381,509

TOTAL INVESTMENTS - 107.4% ( Cost $95,995,690 )		102,633,206

NET OTHER ASSETS AND LIABILITIES - (7.4%)		(7,093,786)

TOTAL NET ASSETS - 100.0%		$95,539,420

(A)	All or a portion of these securities, with an aggregate fair value of $6,996,696, are on loan as part of a securities lending program.
(B)	Affiliated Company.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.
MSCI	Morgan Stanley Capital International.
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2024
Aggressive Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
EXCHANGE TRADED FUNDS - 68.8%

Bond Funds - 16.9%

iShares Aaa - A Rated Corporate Bond ETF	26,831	$1,283,058
iShares Treasury Floating Rate Bond ETF	89,623	4,539,405
Janus Henderson Mortgage-Backed Securities ETF	25,180	1,150,474
Schwab Intermediate-Term U.S. Treasury ETF (A)	50,779	2,525,748
		9,498,685

Foreign Stock Funds - 19.4%

Franklin FTSE Japan ETF (A)	104,572	3,139,252
iShares MSCI Emerging Markets Asia ETF	41,233	3,016,606
Vanguard FTSE Europe ETF (A)	58,084	3,976,431
WisdomTree Europe Hedged Equity ETF	18,711	828,523
		10,960,812

Stock Funds - 32.5%

Distillate U.S. Fundamental Stability & Value ETF	78,746	4,323,943
Energy Select Sector SPDR ETF	25,706	2,396,056
Invesco S&P 500 Quality ETF	112,390	7,260,394
iShares Core S&P Small-Cap ETF	2,543	300,939
Vanguard Information Technology ETF	7,060	4,010,150
		18,291,482
Total Exchange Traded Funds ( Cost $34,444,912 )		38,750,979

INVESTMENT COMPANIES - 26.5%

Bond Funds - 10.6%

Madison Core Bond Fund, Class R6 (B)	667,143	5,977,603

Stock Funds - 15.9%

Madison Investors Fund, Class R6 (B)	300,166	8,929,933

Total Investment Companies ( Cost $12,631,279 )		14,907,536

SHORT-TERM INVESTMENTS - 13.7%

State Street Institutional U.S. Government Money Market Fund, Premier Class (C), 5.26%	2,708,607	2,708,607
State Street Navigator Securities Lending Government Money Market Portfolio (C) (D), 5.31%	5,035,749	5,035,749

Total Short-Term Investments ( Cost $7,744,356 )		7,744,356

TOTAL INVESTMENTS - 109.0% ( Cost $54,820,547 )		61,402,871

NET OTHER ASSETS AND LIABILITIES - (9.0%)		(5,049,307)

TOTAL NET ASSETS - 100.0%		$56,353,564

(A)	All or a portion of these securities, with an aggregate fair value of $4,977,382, are on loan as part of a securities lending program.
(B)	Affiliated Company.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.
MSCI	Morgan Stanley Capital International.
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2024
Diversified Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1,3)
ASSET BACKED SECURITIES - 0.0%

LAD Auto Receivables Trust, Series 2021-1A, Class A (A), 1.3%, 8/17/26	$2,817	$2,812

Total Asset Backed Securities ( Cost $2,817 )		2,812

COLLATERALIZED MORTGAGE OBLIGATION - 0.0%

PSMC Trust, Series 2019-2, Class A1 (A) (B) (C), 3.5%, 10/25/49	346	343

Total Collateralized Mortgage Obligations ( Cost $352 )		343

COMMERCIAL MORTGAGE-BACKED SECURITY - 0.0%

GSAMP Trust, Series 2006-S5, Class M5 (B) (C), 7.488%, 9/25/36	534,000	—
Total Commercial Mortgage-Backed Securities ( Cost $— )		—

MORTGAGE BACKED SECURITIES - 0.0%

Fannie Mae - 0.0%

7%, 11/1/31 Pool # 607515	2,255	2,329
7%, 5/1/32 Pool # 644591	222	229
		2,558
Freddie Mac - 0.0%

4.5%, 2/1/25 Pool # J11722	691	688
4.5%, 5/1/25 Pool # J12247	836	833
8%, 6/1/30 Pool # C01005	412	428
		1,949

Ginnie Mae - 0.0%

6.5%, 2/20/29 Pool # 2714	2,838	2,892
6.5%, 4/20/31 Pool # 3068	2,064	2,144
		5,036
Total Mortgage Backed Securities ( Cost $9,345 )		9,543

	Shares
EXCHANGE TRADED FUNDS - 98.5%

Bond Funds - 50.6%

iShares Aaa - A Rated Corporate Bond ETF (D)	143,286	6,851,936
Janus Henderson Mortgage-Backed Securities ETF (D)	274,420	12,538,250
Madison Aggregate Bond ETF (D) (E)	1,150,000	23,598,690
Madison Short-Term Strategic Income ETF (E)	1,362,500	27,893,645
		70,882,521

Stock Funds - 47.9%

Global X MLP ETF	79,677	3,881,067
Madison Covered Call ETF (D) (E)	1,755,000	33,865,533
Madison Dividend Value ETF (E)	1,150,000	24,276,500
Vanguard Dividend Appreciation ETF	26,559	5,040,632
		67,063,732
Total Exchange Traded Funds ( Cost $135,213,934 )		137,946,253

SHORT-TERM INVESTMENTS - 1.8%

State Street Institutional U.S. Government Money Market Fund, Premier Class (F), 5.26%	2,263,246	2,263,246

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2024
Diversified Income Fund Portfolio of Investments (unaudited)

State Street Navigator Securities Lending Government Money Market Portfolio (F) (G), 5.31%	252,600	252,600

Total Short-Term Investments ( Cost $2,515,846 )		2,515,846

TOTAL INVESTMENTS - 100.3% ( Cost $137,742,294 )		140,474,797

NET OTHER ASSETS AND LIABILITIES - (0.3%)		(481,822)

TOTAL NET ASSETS - 100.0%		$139,992,975

(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”
(B)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at July 31, 2024.
(C)	Floating rate or variable rate note. Rate shown is as of July 31, 2024.
(D)	All or a portion of these securities, with an aggregate fair value of $247,047, are on loan as part of a securities lending program.
(E)	Affiliated Company.
(F)	7-day yield.
(G)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.
LLC	Limited Liability Company.
REMIC	Real Estate Mortgage Investment Conduit.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2024
Tax-Free Virginia Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1,3)
MUNICIPAL BONDS - 98.6%

Airport - 3.8%

Metropolitan Washington Airports Authority Aviation Revenue, Series A, AMT, 5%, 10/1/43	$500,000	$514,110
Norfolk Airport Authority, 5%, 7/1/32	125,000	134,730
		648,840

Development - 11.0%

Henrico County Economic Development Authority, 5%, 10/1/37	245,000	252,800
Loudoun County Economic Development Authority, Series A, 5%, 12/1/25	125,000	128,408
Loudoun County Economic Development Authority, Series A, 5%, 12/1/30	165,000	181,417
Loudoun County Economic Development Authority, Series A, 4%, 12/1/37	500,000	517,675
Manassas Park Economic Development Authority, 5%, 12/15/28	200,000	215,239
Manassas Park Economic Development Authority, 3%, 12/15/44	345,000	279,133
Roanoke Economic Development Authority, Series A, 5%, 7/1/47	250,000	291,982
		1,866,654

Education - 8.6%

Campbell County Industrial Development Authority, 3%, 6/1/48	415,000	327,607
Culpeper County Economic Development Authority, 4%, 6/1/26	250,000	250,131
Richmond, Series A, (ST AID WITHHLDG), 3%, 7/15/34	435,000	406,769
Virginia College Building Authority, Series E, 5%, 2/1/25	150,000	151,579
Virginia College Building Authority, Series A, (ST INTERCEPT), 5%, 9/1/34	125,000	134,100
Virginia Public School Authority, Series A, (ST AID WITHHLDG), 5%, 8/1/30	175,000	195,610
		1,465,796

Facilities - 8.1%

Henry County Industrial Development Authority, 4.125%, 11/1/50	250,000	242,898
Lynchburg, (ST AID WITHHLDG), 5%, 6/1/26	115,000	115,006
New River Valley Regional Jail Authority, 5%, 10/1/25	100,000	102,092
Prince Edward County Industrial Development Authority, 5%, 9/1/32	405,000	426,625
Western Regional Jail Authority, (Prerefunded 12/1/25 @ $100), 3.125%, 12/1/29	245,000	244,904
Western Regional Jail Authority, 3.125%, 12/1/29	255,000	251,158
		1,382,683

General Obligation - 41.0%

Alexandria, Series A, (ST AID WITHHLDG), 5%, 7/15/27	150,000	156,098
Alexandria, Series A, (ST AID WITHHLDG), 5%, 7/15/28	100,000	106,143
Arlington County, Series A, (Prerefunded 8/15/26 @ $100) (A), 5%, 8/15/30	600,000	624,870
Chesterfield County Economic Development Authority, Series B, 3%, 4/1/38	285,000	254,820
Chesterfield County Economic Development Authority, 4%, 4/1/50	300,000	293,640
City of Chesapeake, Series A, 5%, 8/1/31	300,000	316,681
Commonwealth of Virginia, Series A, 3%, 6/1/32	300,000	293,499
Fairfax County, Series A, (ST AID WITHHLDG), 5%, 10/1/26	410,000	428,691
Fairfax County, Series A, (ST AID WITHHLDG), 5%, 10/1/36	270,000	299,732
Greater Richmond Convention Center Authority, 5%, 6/15/26	455,000	461,841
James City County Economic Development Authority, 5%, 6/15/30	500,000	539,566
Loudoun County, Series A, (ST AID WITHHLDG), 5%, 12/1/24	350,000	352,318
Norfolk, (Prerefunded 8/1/28 @ $100), (ST AID WITHHLDG), 5%, 8/1/47	455,000	492,167
Poquoson, (ST AID WITHHLDG), 4%, 2/15/29	425,000	442,383
Suffolk, 5%, 2/1/29	100,000	107,661
Vienna, (ST AID WITHHLDG), 4%, 3/1/30	225,000	234,092
Virginia Beach Development Authority, Series A, 3.5%, 5/1/30	250,000	250,055
Virginia Commonwealth Transportation Board, 4%, 5/15/48	200,000	200,359
Virginia Public Building Authority, Series A, 5%, 8/1/31	110,000	120,003
Virginia Public Building Authority, Series B, 5%, 8/1/25	235,000	239,944
Virginia Public Building Authority, Series C, 4%, 8/1/26	115,000	115,098
Virginia Resources Authority, Series C, (MORAL OBLG), 4%, 11/1/32	250,000	256,631
Virginia Resources Authority, Series C, 5%, 11/1/30	250,000	266,694
Virginia Resources Authority, Series C, (MORAL OBLG), 4%, 11/1/34	125,000	125,575
		6,978,561

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2024
Tax-Free Virginia Fund Portfolio of Investments (unaudited)

Medical - 2.3%

Lynchburg Economic Development Authority, Series A, 5%, 1/1/31	125,000	128,533
Stafford County Economic Development Authority Revenue, 5%, 6/15/25	260,000	263,263
		391,796

Multifamily Housing - 1.1%

Virginia Housing Development Authority, Series K, (GNMA/FNMA/FHLMC COLL), 2.125%, 12/1/36	245,000	194,481

Power - 2.9%

Virginia Commonwealth Transportation Board, 5%, 5/15/26	220,000	228,287
Virginia Small Business Financing Authority, 5%, 11/1/25	265,000	271,077
		499,364

Transportation - 10.8%

Hampton Roads Transportation Accountability Commission, Series A, 5%, 7/1/37	170,000	187,382
Hampton Roads Transportation Accountability Commission, Series A, 5%, 7/1/42	470,000	490,602
Northern Virginia Transportation Authority, 5%, 6/1/30	780,000	781,083
Virginia Commonwealth Transportation Board, 5%, 9/15/27	200,000	212,883
Virginia Small Business Financing Authority, 4%, 7/1/39	170,000	164,626
		1,836,576

Utilities - 0.6%

City of Richmond Public Utility Revenue, Series A, 5%, 1/15/34	100,000	110,357

Water - 8.4%

Fairfax Sewer Revenue County, Series A, 4%, 7/15/41	210,000	214,345
Hampton Roads Sanitation District, Series A, (Prerefunded 10/1/27 @ $100), 5%, 10/1/35	410,000	436,672
Hampton Roads Sanitation District, Series A, (Prerefunded 10/1/27 @ $100), 5%, 10/1/36	250,000	265,873
Henrico Water & Sewer Revenue County, (Prerefunded 5/1/26 @ $100), 5%, 5/1/27	150,000	155,322
Upper Occoquan Sewage Authority, 3%, 7/1/46	300,000	243,802
Upper Occoquan Sewage Authority, 3%, 7/1/49	140,000	110,582
		1,426,596

TOTAL INVESTMENTS - 98.6% ( Cost $17,366,909 )		16,801,704

NET OTHER ASSETS AND LIABILITIES - 1.4%		234,321

TOTAL NET ASSETS - 100.0%		$17,036,025

(A)	Restricted. The aggregate cost of such securities is $639,611. The aggregate value is $624,870, representing 3.7% of net assets.
AMT	Alternative Minimum Tax.
BHAC-CR	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp or Freddie Mac.
MBIA	MBIA Insurance Corp.
MORAL OBLG	Moral Obligation.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
ST AID WITHHLDG	State Aid Withholding.
ST INTERCEPT	State Intercept.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2024
Tax-Free National Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1,3)
MUNICIPAL BONDS - 98.7%

Alabama - 7.6%

Mobile County, General Obligation, 5%, 2/1/39	$610,000	$669,108
Montgomery Water Works & Sanitary Sewer Board, 5%, 9/1/42	315,000	350,793
Pike Road, Authority Revenue, 4%, 9/1/31	170,000	170,351
UAB Medicine Finance Authority Revenue, Series B, 5%, 9/1/27	150,000	158,237
		1,348,489

Arkansas - 1.0%

Arkansas Development Finance Authority, 5%, 2/1/26	175,000	176,636

California - 0.7%

Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Series A, 5%, 7/1/40	120,000	125,982

Colorado - 3.8%

Colorado Springs Utilities System Revenue, Series A, 4%, 11/15/40	250,000	254,873
El Paso County Facilities Corp., Series A, 5%, 12/1/27	400,000	424,693
		679,566

Florida - 1.5%

Port St. Lucie Community Redevelopment Agency Revenue, Tax Allocation, 5%, 1/1/26	250,000	256,971

Georgia - 2.4%

Americus-Sumter Payroll Development Authority, Series A, 3.25%, 6/1/33	150,000	145,443
Atlanta Water & Wastewater Revenue, (Prerefunded 5/1/25 @ $100), 5%, 11/1/43	275,000	279,283
		424,726

Hawaii - 0.8%

Hawaii, General Obligation, Series EY, 5%, 10/1/25	135,000	138,250
Idaho - 2.8%

Idaho Health Facilities Authority, Series A, 5%, 3/1/34	500,000	500,224

Illinois - 10.7%

Cook County School District No. 111 Burbank, (BAM-TCRS), 5%, 12/1/35	545,000	575,068
Cook County School District No. 111 Burbank, (BAM-TCRS), 4%, 12/1/37	200,000	202,821
Du Page County School District No. 45, 4%, 1/1/26	460,000	464,898
Palatine Village, General Obligation, 2%, 12/1/28	175,000	159,851
Sales Tax Securitization Corp., Series C, 5%, 1/1/27	140,000	146,034
Village of Bourbonnais, (BAM), 5.25%, 12/1/46	325,000	348,657
		1,897,329

Indiana - 6.1%

Lincoln Center Building Corp., 4%, 8/1/28	285,000	292,996
Vanderburgh County Redevelopment District, Tax Allocation, (AGM), 5%, 2/1/26	500,000	512,714
Whitestown Redevelopment Authority, 5%, 7/15/38	260,000	273,006
		1,078,716

Kansas - 2.7%

Sedgwick County, Series A, 4%, 8/1/40	250,000	255,276
Shawnee County Unified School District No. 437, General Obligation, 4%, 9/1/24	220,000	220,149
		475,425

Kentucky - 2.5%

Eastern Kentucky University, Series A, (ST INTERCEPT), 5%, 4/1/33	445,000	449,048

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2024
Tax-Free National Fund Portfolio of Investments (unaudited)

Louisiana - 0.9%

Lafourche Parish School Board, 4%, 3/1/33	150,000	155,804

Michigan - 3.2%

Kalamazoo Public Schools, 5%, 5/1/26	250,000	253,096
Warren Woods Public Schools, (BAM), 4%, 5/1/35	300,000	315,340
		568,436

Mississippi - 2.8%

Medical Center Educational Building Corp., Series A, 5%, 6/1/30	475,000	498,555

Nebraska - 1.8%

Elkhorn School District, 4%, 12/15/36	315,000	321,617

New Jersey - 3.1%

New Jersey Turnpike Authority, Series A, (BHAC-CR, AGM), 5.25%, 1/1/28	250,000	269,517
New Jersey Turnpike Authority, Series A, (BHAC-CR, AGM), 5.25%, 1/1/29	250,000	274,929
		544,446

New Mexico - 1.1%

Otero County, (BAM), 4%, 12/1/28	195,000	199,094

New York - 3.8%

Brookhaven Local Development Corp., 5%, 11/1/24	110,000	110,225
New York State Dormitory Authority, Series 1, (BHAC-CR), 5.5%, 7/1/31	250,000	277,794
Port Authority of New York & New Jersey, Series 85th, (GO of AUTH), 5.375%, 3/1/28	280,000	292,546
		680,565

Oklahoma - 4.1%

Elk City Industrial Authority, 4%, 5/1/30	335,000	342,413
Tulsa County Industrial Authority, 3%, 2/1/31	400,000	387,946
		730,359

Pennsylvania - 5.6%

City of Pittsburgh, 4%, 9/1/35	350,000	359,773
Commonwealth Financing Authority, Series A, 5%, 6/1/35	370,000	373,947
Waverly Township Municipal Authority, (BAM ST AID WITHHLDG), 4%, 2/15/26	250,000	253,326
		987,046

Texas - 5.2%

Austin, General Obligation, 5%, 9/1/26	250,000	254,836
Center, General Obligation, 3%, 8/15/34	410,000	367,964
Harris County Toll Road Authority, 4%, 8/15/38	300,000	307,283
		930,083

Utah - 3.3%

Ogden City Sewer & Water Revenue, Series A, 4%, 6/15/31	250,000	261,569
Utah Transit Authority, Series A, (BHAC-CR), 5%, 6/15/35	280,000	322,263
		583,832

Virginia - 6.4%

Fairfax County Economic Development Authority, Series A, 5%, 9/1/38	90,000	96,041
Roanoke Economic Development Authority, Series A, 5%, 7/1/47	250,000	291,982
Southampton County Industrial Development Authority, 5%, 6/1/35	440,000	490,663
Western Regional Jail Authority, 5%, 12/1/34	250,000	259,280
		1,137,966

West Virginia - 4.1%

West Virginia Economic Development Authority, Series A, 5%, 7/1/37	450,000	466,703

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2024
Tax-Free National Fund Portfolio of Investments (unaudited)

West Virginia University, Series A, 4%, 10/1/39	265,000	267,957
		734,660

Wisconsin - 10.7%

City of Burlington WI, Series A, (BAM), 4%, 4/1/36	580,000	592,689
City of Whitewater, Series A, (BAM), 5%, 6/1/38	290,000	321,888
Green Bay, Series A, 4%, 4/1/38	355,000	362,099
Public Finance Authority, Series A, 5%, 10/1/32	200,000	214,727
Wisconsin Health & Educational Facilities Authority, Series A, 4%, 11/15/35	400,000	398,870
		1,890,273

TOTAL INVESTMENTS - 98.7% ( Cost $17,792,432 )		17,514,098

NET OTHER ASSETS AND LIABILITIES - 1.3%		234,259

TOTAL NET ASSETS - 100.0%		$17,748,357

AGM	Assured Guaranty Municipal Corp.
BAM	Build America Mutual Assurance Co.
BHAC-CR	Berkshire Hathaway Assurance Corp.
GO of AUTH	General Obligation of the Authority.
ST AID WITHHLDG	State Aid Withholding.
ST INTERCEPT	State Intercept.
TCRS	Transferable Custodial Receipts.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2024
High Quality Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1,3)
CORPORATE NOTES AND BONDS - 35.6%

Communication Services - 2.6%

Cisco Systems, Inc., 4.95%, 2/26/31	$125,000	$127,322
Comcast Corp., 3.15%, 3/1/26	750,000	731,152
Walt Disney Co., 3.8%, 3/22/30	750,000	719,688
		1,578,162

Consumer Discretionary - 2.7%

Cummins, Inc., 1.5%, 9/1/30	750,000	626,879
Home Depot, Inc. (A), 4.5%, 9/15/32	500,000	495,737
NIKE, Inc., 2.75%, 3/27/27	500,000	478,231
		1,600,847

Consumer Staples - 5.2%

Coca-Cola Co., 1%, 3/15/28	750,000	668,484
Hershey Co., 1.7%, 6/1/30	750,000	641,194
Kimberly-Clark Corp., 1.05%, 9/15/27	750,000	674,434
PepsiCo, Inc. (A), 4.45%, 5/15/28	500,000	502,406
PepsiCo, Inc., 2.75%, 3/19/30	750,000	684,603
		3,171,121

Financials - 17.8%

Bank of America Corp., (Secured Overnight Financing Rate + 1.010%) (B), 1.197%, 10/24/26	250,000	237,712
Bank of America Corp., (3 mo. USD Term SOFR + 1.442%) (B), 3.194%, 7/23/30	500,000	461,354
Bank of New York Mellon Corp., (Secured Overnight Financing Rate Index + 1.802%) (B), 5.802%, 10/25/28	750,000	772,288
Berkshire Hathaway Finance Corp., 2.875%, 3/15/32	750,000	670,031
Charles Schwab Corp., 0.9%, 3/11/26	750,000	701,678
JPMorgan Chase & Co., (Secured Overnight Financing Rate + 1.310%) (B), 5.012%, 1/23/30	750,000	753,945
Mastercard, Inc., 3.3%, 3/26/27	750,000	727,887
Morgan Stanley, (Secured Overnight Financing Rate + 2.240%) (A) (B), 6.296%, 10/18/28	750,000	780,435
PNC Financial Services Group, Inc., (Secured Overnight Financing Rate + 1.841%) (B), 5.582%, 6/12/29	200,000	204,188
Public Storage Operating Co., 1.95%, 11/9/28	750,000	670,219
Simon Property Group LP, 2.45%, 9/13/29	750,000	670,967
State Street Corp., (Secured Overnight Financing Rate + 0.940%) (B), 2.354%, 11/1/25	750,000	744,297
Truist Financial Corp., 2.85%, 10/26/24	750,000	744,412
Truist Financial Corp., (Secured Overnight Financing Rate + 1.435%) (B), 4.873%, 1/26/29	500,000	496,926
Truist Financial Corp., 1.95%, 6/5/30	750,000	636,553
U.S. Bancorp, (Secured Overnight Financing Rate + 1.660%) (B), 4.548%, 7/22/28	750,000	741,047
Wells Fargo & Co., (3 mo. USD Term SOFR + 1.087%) (B), 2.406%, 10/30/25	750,000	744,086
		10,758,025

Health Care - 1.7%

UnitedHealth Group, Inc., 5.25%, 2/15/28	1,000,000	1,023,642

Industrials - 4.0%

Caterpillar Financial Services Corp., 4.8%, 1/6/26	750,000	750,565
Emerson Electric Co., 2%, 12/21/28	750,000	676,666
John Deere Capital Corp. (A), 4.75%, 1/20/28	1,000,000	1,007,271
		2,434,502

Information Technology - 1.2%

Texas Instruments, Inc., 1.375%, 3/12/25	750,000	732,555

Utilities - 0.4%

National Rural Utilities Cooperative Finance Corp., 1%, 6/15/26	250,000	232,906
Total Corporate Notes and Bonds ( Cost $22,499,846 )		21,531,760

See accompanying Notes to Portfolios of Investments

Madison Funds | July 31, 2024
High Quality Bond Fund Portfolio of Investments (unaudited)

FOREIGN CORPORATE BONDS - 1.7%

Health Care - 1.7%

Pfizer Investment Enterprises Pte. Ltd., 4.75%, 5/19/33	1,000,000	993,532

Total Foreign Corporate Bonds ( Cost $992,216 )		993,532

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 61.6%

Fannie Mae - 9.3%

0.500%, 11/7/25 (A)	1,500,000	1,423,639
2.125%, 4/24/26	2,500,000	2,405,390
0.750%, 10/8/27	2,000,000	1,799,230
		5,628,259

U.S. Treasury Notes - 52.3%

2.375%, 8/15/24	500,000	499,408
4.250%, 9/30/24	250,000	249,482
2.125%, 5/15/25	250,000	244,682
4.250%, 10/15/25	1,500,000	1,492,734
4.500%, 11/15/25	1,500,000	1,497,480
3.875%, 1/15/26	1,000,000	990,312
3.750%, 4/15/26	1,250,000	1,235,645
2.375%, 5/15/27	1,500,000	1,429,277
3.250%, 6/30/27	1,750,000	1,707,686
2.250%, 11/15/27	1,500,000	1,414,629
4.000%, 2/29/28	2,000,000	1,994,453
3.625%, 5/31/28	2,500,000	2,461,523
4.000%, 6/30/28	1,500,000	1,496,836
4.875%, 10/31/28	2,500,000	2,580,469
3.875%, 9/30/29	2,000,000	1,986,562
3.875%, 11/30/29	2,000,000	1,986,328
3.875%, 12/31/29	2,000,000	1,985,391
4.000%, 7/31/30	2,000,000	1,996,875
1.375%, 11/15/31	1,250,000	1,040,479
3.375%, 5/15/33	2,000,000	1,894,453
4.000%, 2/15/34	1,418,000	1,406,257
		31,590,961
Total U.S. Government and Agency Obligations ( Cost $37,837,115 )		37,219,220

	Shares
SHORT-TERM INVESTMENTS - 5.4%

State Street Institutional U.S. Government Money Market Fund, Premier Class (C), 5.26%	253,898	253,898
State Street Navigator Securities Lending Government Money Market Portfolio (C) (D), 5.31%	3,028,105	3,028,105

Total Short-Term Investments ( Cost $3,282,003 )		3,282,003

TOTAL INVESTMENTS - 104.3% ( Cost $64,611,180 )		63,026,515

NET OTHER ASSETS AND LIABILITIES - (4.3%)		(2,596,470)

TOTAL NET ASSETS - 100.0%		$60,430,045

(A)	All or a portion of these securities, with an aggregate fair value of $2,969,676, are on loan as part of a securities lending program.
(B)	Floating rate or variable rate note. Rate shown is as of July 31, 2024.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2024
Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1,3)
ASSET BACKED SECURITIES - 4.8%

CarMax Auto Owner Trust, Series 2023-3, Class A3, 5.28%, 5/15/28	$500,000	$502,175
Chesapeake Funding II LLC, Series 2023-1A, Class A1 (A), 5.65%, 5/15/35	693,620	696,482
Chesapeake Funding II LLC, Series 2023-2A, Class A1 (A), 6.16%, 10/15/35	465,049	469,647
CNH Equipment Trust, Series 2023-A, Class A3, 4.81%, 8/15/28	750,000	748,465
Dell Equipment Finance Trust, Series 2023-2, Class A3 (A), 5.65%, 1/22/29	1,000,000	1,004,591
Enterprise Fleet Financing LLC, Series 2022-1, Class A2 (A), 3.03%, 1/20/28	283,876	281,475
Enterprise Fleet Financing LLC, Series 2023-1, Class A2 (A), 5.51%, 1/22/29	355,486	355,770
Enterprise Fleet Financing LLC, Series 2022-4, Class A2 (A), 5.76%, 10/22/29	699,047	701,115
Hertz Vehicle Financing LLC, Series 2021-1A, Class A (A), 1.21%, 12/26/25	625,000	618,180
John Deere Owner Trust, Series 2023-B, Class A3, 5.18%, 3/15/28	750,000	751,593
JPMorgan Chase Bank NA, Series 2021-1, Class B (A), 0.875%, 9/25/28	4,015	4,001
JPMorgan Chase Bank NA, Series 2021-2, Class B (A), 0.889%, 12/26/28	36,901	36,581
JPMorgan Chase Bank NA, Series 2021-3, Class C (A), 0.86%, 2/26/29	165,359	162,126
LAD Auto Receivables Trust, Series 2021-1A, Class A (A), 1.3%, 8/17/26	8,450	8,436
LAD Auto Receivables Trust, Series 2022-1A, Class A (A), 5.21%, 6/15/27	331,633	331,033
LAD Auto Receivables Trust, Series 2023-2A, Class A2 (A), 5.93%, 6/15/27	175,423	175,582
Nissan Auto Receivables Owner Trust, Series 2022-B, Class A4, 4.45%, 11/15/29	200,000	198,722
Santander Drive Auto Receivables Trust, Series 2022-2, Class B, 3.44%, 9/15/27	249,719	247,078
Santander Revolving Auto Loan Trust, Series 2019-A, Class C (A), 3%, 1/26/32	500,000	494,406
Towd Point HE Trust, Series 2021-HE1, Class A1 (A) (B) (C), 0.918%, 2/25/63	75,158	72,555
Towd Point Mortgage Trust, Series 2024-CES1, Class A1A (A) (B) (C), 5.848%, 1/25/64	1,140,603	1,139,707
Total Asset Backed Securities ( Cost $8,997,512 )		8,999,720

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.8%

Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1 (A) (D), 2.879%, 7/25/49	96,395	92,508
Bunker Hill Loan Depositary Trust, Series 2020-1, Class A1 (A) (B) (C), 1.724%, 2/25/55	68,603	66,018
CIM Trust, Series 2021-J2, Class A4 (A) (B) (C), 2.5%, 4/25/51	472,820	416,453
Federal Home Loan Mortgage Corp. REMICS, Series 4066, Class DI, IO, 3%, 6/15/27	263,793	6,865
Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA3, Class M1, (30 day USD SOFR Average + 0.750%) (A) (C), 6.097%, 10/25/33	9,596	9,593
Federal National Mortgage Association Connecticut Avenue Securities, Series 2022-R01, Class 1M1, (30 day USD SOFR Average + 1.000%) (A) (C), 6.347%, 12/25/41	186,447	186,447
Federal National Mortgage Association REMICS, Series 2015-12, Class NI, IO, 3.5%, 3/25/30	372,031	21,299
Federal National Mortgage Association REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	218,571	212,432
Federal National Mortgage Association REMICS, Series 2011-36, Class QB, 4%, 5/25/31	293,532	289,503
Federal National Mortgage Association REMICS, Series 2001-73, Class GZ, 6%, 12/25/31	56,586	58,059
Federal National Mortgage Association REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	59,486	61,390
Federal National Mortgage Association REMICS, Series 2020-44, Class TI, IO, 5.5%, 12/25/35	1,653,716	249,435
Flagstar Mortgage Trust, Series 2021-9INV, Class A1 (A) (B) (C), 2.5%, 9/25/41	491,044	432,810
GCAT Trust, Series 2021-NQM1, Class A1 (A) (B) (C), 0.874%, 1/25/66	550,162	470,237
Government National Mortgage Association REMICS, Series 2015-53, Class IL, IO, 3%, 9/20/44	39,457	167
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class A2 (A) (B) (C), 2.5%, 5/25/51	462,463	377,827
JP Morgan Mortgage Trust, Series 2019-5, Class A3 (A) (B) (C), 4%, 11/25/49	19,305	17,910
JP Morgan Mortgage Trust, Series 2019-7, Class A3 (A) (B) (C), 3.473%, 2/25/50	78,832	69,979
JP Morgan Mortgage Trust, Series 2021-1, Class A3 (A) (B) (C), 2.5%, 6/25/51	624,662	509,856
JP Morgan Mortgage Trust, Series 2021-3, Class A3 (A) (B) (C), 2.5%, 7/25/51	825,597	670,270
JP Morgan Mortgage Trust, Series 2021-6, Class A4 (A) (B) (C), 2.5%, 10/25/51	677,805	593,884
JP Morgan Mortgage Trust, Series 2021-14, Class A4 (A) (B) (C), 2.5%, 5/25/52	737,101	644,801
JP Morgan Mortgage Trust, Series 2024-5, Class A4 (A) (B) (C), 6%, 11/25/54	989,836	995,636
JP Morgan Wealth Management, Series 2020-ATR1, Class A3 (A) (B) (C), 3%, 2/25/50	128,512	111,352
PSMC Trust, Series 2019-2, Class A1 (A) (B) (C), 3.5%, 10/25/49	1,728	1,713
PSMC Trust, Series 2020-2, Class A2 (A) (B) (C), 3%, 5/25/50	104,324	91,960
PSMC Trust, Series 2021-1, Class A11 (A) (B) (C), 2.5%, 3/25/51	793,144	696,239
RCKT Mortgage Trust, Series 2021-6, Class A5 (A) (B) (C), 2.5%, 12/25/51	598,451	522,210
RCKT Mortgage Trust, Series 2022-1, Class A5 (A) (B) (C), 2.5%, 1/25/52	408,339	354,529
Sequoia Mortgage Trust, Series 2013-7, Class A2 (B) (C), 3%, 6/25/43	253,687	223,407
Wells Fargo Mortgage-Backed Securities Trust, Series 2019-2, Class A1 (A) (B) (C), 4%, 4/25/49	10,293	9,633
Wells Fargo Mortgage-Backed Securities Trust, Series 2021-INV2, Class A2 (A) (B) (C), 2.5%, 9/25/51	587,722	476,737
Total Collateralized Mortgage Obligations ( Cost $10,483,746 )		8,941,159

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2024
Core Bond Fund Portfolio of Investments (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.8%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	154,635	152,310
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K059, Class X1, IO (B) (C), 0.295%, 9/25/26	14,615,319	69,948
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K131, Class A2, 1.853%, 7/25/31	505,000	428,401
Federal National Mortgage Association-ACES, Series 2022-M1, Class A2 (B) (C), 1.668%, 10/25/31	1,250,000	1,033,930
FREMF Mortgage Trust, Series 2014-K41, Class B (A) (B) (C), 3.827%, 11/25/47	750,000	744,258
FREMF Mortgage Trust, Series 2014-K40, Class B (A) (B) (C), 4.019%, 11/25/47	1,000,000	994,326
FREMF Mortgage Trust, Series 2015-K44, Class B (A) (B) (C), 3.718%, 1/25/48	750,000	740,927
FREMF Mortgage Trust, Series 2016-K58, Class B (A) (B) (C), 3.737%, 9/25/49	320,000	310,013
FREMF Mortgage Trust, Series 2020-K106, Class B (A) (B) (C), 3.562%, 3/25/53	750,000	690,977
GSAMP Trust, Series 2006-S5, Class M5 (B) (C), 7.488%, 9/25/36	772,000	—
Total Commercial Mortgage-Backed Securities ( Cost $5,197,345 )		5,165,090

CORPORATE NOTES AND BONDS - 24.0%

Communication Services - 1.0%

AT&T, Inc., 4.75%, 5/15/46	500,000	444,497
Expedia Group, Inc., 3.25%, 2/15/30	250,000	229,342
SBA Communications Corp., 3.875%, 2/15/27	350,000	336,962
VeriSign, Inc., 2.7%, 6/15/31	500,000	426,876
Verizon Communications, Inc., 3.4%, 3/22/41	500,000	390,123
		1,827,800

Consumer Discretionary - 1.2%

Advance Auto Parts, Inc., 1.75%, 10/1/27	250,000	221,462
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (A), 5.5%, 4/20/26	204,167	202,742
Hilton Domestic Operating Co., Inc. (A), 5.375%, 5/1/25	350,000	349,018
Home Depot, Inc., 3.35%, 4/15/50	250,000	182,019
Lowe’s Cos., Inc., 3%, 10/15/50	500,000	321,349
Lowe’s Cos., Inc., 4.25%, 4/1/52	750,000	601,218
Royal Caribbean Cruises Ltd. (E), 7.5%, 10/15/27	250,000	264,346
Tractor Supply Co., 5.25%, 5/15/33	150,000	151,248
		2,293,402
Consumer Staples - 0.4%

Keurig Dr. Pepper, Inc., 3.8%, 5/1/50	300,000	227,978
Lamb Weston Holdings, Inc. (A), 4.875%, 5/15/28	250,000	242,212
Performance Food Group, Inc. (A), 5.5%, 10/15/27	325,000	320,142
		790,332

Energy - 2.6%

Boardwalk Pipelines LP, 4.45%, 7/15/27	400,000	394,000
Diamondback Energy, Inc., 5.4%, 4/18/34	550,000	554,721
Eastern Gas Transmission & Storage, Inc., 3%, 11/15/29	350,000	320,150
Energy Transfer LP, 5.25%, 4/15/29	275,000	278,254
Energy Transfer LP, 6.55%, 12/1/33	300,000	323,513
EnLink Midstream Partners LP, 5.45%, 6/1/47	400,000	352,462
Kinder Morgan, Inc., 5.55%, 6/1/45	400,000	383,550
Marathon Petroleum Corp., 4.7%, 5/1/25	275,000	273,351
Marathon Petroleum Corp., 3.8%, 4/1/28	350,000	337,988
MPLX LP, 2.65%, 8/15/30	350,000	307,936
ONEOK, Inc., 5.85%, 1/15/26	150,000	151,392
Sunoco LP/Sunoco Finance Corp., 6%, 4/15/27	400,000	399,191
Valero Energy Corp., 6.625%, 6/15/37	500,000	545,348
Valero Energy Corp., 4%, 6/1/52	175,000	131,681
		4,753,537

Financials - 10.5%

Air Lease Corp., 2.875%, 1/15/26	500,000	482,992
Air Lease Corp., 1.875%, 8/15/26	250,000	234,511

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2024
Core Bond Fund Portfolio of Investments (unaudited)

American Express Co., (Secured Overnight Financing Rate + 1.940%) (C), 6.489%, 10/30/31	500,000	541,824
American International Group, Inc., 4.75%, 4/1/48	150,000	136,035
Athene Holding Ltd., 6.25%, 4/1/54	250,000	254,071
Bank of America Corp., Series N, (Secured Overnight Financing Rate + 0.910%) (C), 1.658%, 3/11/27	400,000	378,280
Bank of America Corp., (Secured Overnight Financing Rate + 1.910%) (C), 5.288%, 4/25/34	350,000	352,101
Bank of America Corp., (Secured Overnight Financing Rate + 1.650%) (C), 5.468%, 1/23/35	250,000	254,478
Bank of New York Mellon Corp., (Secured Overnight Financing Rate Index + 2.074%) (C), 5.834%, 10/25/33	500,000	527,305
Berkshire Hathaway Finance Corp., 3.85%, 3/15/52	350,000	278,706
Capital One Financial Corp., (Secured Overnight Financing Rate + 2.057%) (C), 4.927%, 5/10/28	350,000	348,328
Capital One Financial Corp., (Secured Overnight Financing Rate + 2.640%) (C), 6.312%, 6/8/29	400,000	414,173
Capital One Financial Corp., (Secured Overnight Financing Rate + 1.790%) (C), 3.273%, 3/1/30	350,000	321,365
Citibank NA, 5.803%, 9/29/28	250,000	259,752
Citigroup, Inc., (Secured Overnight Financing Rate + 2.086%) (C), 4.91%, 5/24/33	350,000	342,716
Empower Finance 2020 LP (A), 3.075%, 9/17/51	350,000	229,738
Fifth Third Bancorp, 2.55%, 5/5/27	350,000	328,092
Fifth Third Bancorp, (Secured Overnight Financing Rate + 2.340%) (C), 6.339%, 7/27/29	400,000	415,780
Fifth Third Bancorp, (Secured Overnight Financing Rate + 1.660%) (C), 4.337%, 4/25/33	350,000	325,000
Five Corners Funding Trust II (A), 2.85%, 5/15/30	250,000	225,295
GLP Capital LP/GLP Financing II, Inc., 3.25%, 1/15/32	400,000	343,008
Goldman Sachs BDC, Inc. (E), 2.875%, 1/15/26	400,000	385,946
Goldman Sachs Group, Inc., (Secured Overnight Financing Rate + 0.913%) (C), 1.948%, 10/21/27	500,000	467,083
Huntington Bancshares, Inc., (Secured Overnight Financing Rate + 2.020%) (C), 6.208%, 8/21/29	350,000	362,954
Intercontinental Exchange, Inc., 4.6%, 3/15/33	350,000	341,900
Jefferies Financial Group, Inc., 2.625%, 10/15/31	450,000	374,223
Jefferies Financial Group, Inc., 6.2%, 4/14/34	200,000	206,918
JPMorgan Chase & Co., (Secured Overnight Financing Rate + 1.620%) (C), 5.336%, 1/23/35	500,000	506,238
KeyBank NA, 5%, 1/26/33	250,000	235,901
KeyCorp, 4.1%, 4/30/28	400,000	383,645
KKR Group Finance Co. VIII LLC (A), 3.5%, 8/25/50	250,000	175,034
Liberty Mutual Group, Inc. (A), 3.95%, 5/15/60	150,000	103,927
LPL Holdings, Inc. (A), 4%, 3/15/29	350,000	328,794
Morgan Stanley, (Secured Overnight Financing Rate + 1.830%) (C), 6.407%, 11/1/29	450,000	474,633
Morgan Stanley, (Secured Overnight Financing Rate + 1.020%) (C), 1.928%, 4/28/32	500,000	410,038
Morgan Stanley, (Secured Overnight Financing Rate + 1.730%) (C), 5.466%, 1/18/35	500,000	506,913
Nasdaq, Inc. (E), 1.65%, 1/15/31	450,000	369,280
Old Republic International Corp., 3.85%, 6/11/51	300,000	216,575
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	250,000	220,085
PNC Bank NA, 2.7%, 10/22/29	250,000	223,075
PNC Financial Services Group, Inc., (Secured Overnight Financing Rate + 2.284%) (C), 6.875%, 10/20/34	300,000	332,848
Realty Income Corp., 4.85%, 3/15/30	400,000	399,121
Regions Financial Corp., 1.8%, 8/12/28	500,000	440,033
State Street Corp., (Secured Overnight Financing Rate + 1.490%) (C), 3.031%, 11/1/34	250,000	225,339
Teachers Insurance & Annuity Association of America (A), 3.3%, 5/15/50	300,000	204,041
Truist Bank, 2.25%, 3/11/30	325,000	276,725
Truist Financial Corp., (Secured Overnight Financing Rate + 1.852%) (C), 5.122%, 1/26/34	400,000	391,226
Truist Financial Corp., (Secured Overnight Financing Rate + 2.361%) (C), 5.867%, 6/8/34	600,000	617,050
U.S. Bancorp, (Secured Overnight Financing Rate + 1.660%) (C), 4.548%, 7/22/28	500,000	494,031
U.S. Bancorp, (Secured Overnight Financing Rate + 1.560%) (C), 5.384%, 1/23/30	250,000	254,161
U.S. Bancorp, (Secured Overnight Financing Rate + 1.600%) (C), 4.839%, 2/1/34	525,000	507,470
Wells Fargo & Co., (Secured Overnight Financing Rate + 1.740%) (C), 5.574%, 7/25/29	500,000	510,636
Wells Fargo & Co., (Secured Overnight Financing Rate + 1.500%) (C) (E), 5.198%, 1/23/30	600,000	605,437
Wells Fargo & Co., (Secured Overnight Financing Rate + 2.020%) (C), 5.389%, 4/24/34	350,000	352,913
Welltower OP LLC, 2.05%, 1/15/29	500,000	443,490
Weyerhaeuser Co., 3.375%, 3/9/33	300,000	263,402
		19,604,635

Health Care - 2.1%

AbbVie, Inc., 5.4%, 3/15/54	675,000	681,227
Amgen, Inc., 5.65%, 3/2/53	150,000	150,542
Block, Inc. (E), 2.75%, 6/1/26	450,000	427,964
Centene Corp., 2.45%, 7/15/28	500,000	450,489
Cigna Group, 4.9%, 12/15/48	500,000	447,761
GE HealthCare Technologies, Inc., 5.6%, 11/15/25	750,000	753,737
GE HealthCare Technologies, Inc., 6.377%, 11/22/52	250,000	277,313
Health Care Service Corp. (A), 2.2%, 6/1/30	250,000	215,598
Humana, Inc., 5.375%, 4/15/31	250,000	253,025

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2024
Core Bond Fund Portfolio of Investments (unaudited)

UnitedHealth Group, Inc., 3.7%, 8/15/49	250,000	191,630
		3,849,286

Industrials - 2.5%

Ashtead Capital, Inc. (A), 2.45%, 8/12/31	600,000	497,054
Ball Corp., 4.875%, 3/15/26	475,000	468,104
Boeing Co. (A), 6.858%, 5/1/54	500,000	527,875
Carrier Global Corp., 3.577%, 4/5/50	200,000	150,201
Carrier Global Corp., 6.2%, 3/15/54	350,000	387,826
Nordson Corp., 5.8%, 9/15/33	100,000	104,990
Norfolk Southern Corp., 5.95%, 3/15/64	250,000	262,604
Otis Worldwide Corp., 2.565%, 2/15/30	350,000	311,264
Quanta Services, Inc., 2.9%, 10/1/30	500,000	446,833
TD SYNNEX Corp., 1.75%, 8/9/26	500,000	467,054
Textron, Inc., 2.45%, 3/15/31	250,000	213,276
United Rentals North America, Inc., 5.5%, 5/15/27	500,000	498,463
Vontier Corp., 1.8%, 4/1/26	300,000	283,063
		4,618,607

Information Technology - 1.7%

Broadcom, Inc. (A), 3.187%, 11/15/36	12,000	9,747
Dell International LLC/EMC Corp., 8.35%, 7/15/46	87,000	112,600
Dell International LLC/EMC Corp., 3.45%, 12/15/51	625,000	434,456
Fiserv, Inc., 3.5%, 7/1/29	250,000	235,725
Gartner, Inc. (A), 4.5%, 7/1/28	400,000	388,350
HP, Inc., 2.65%, 6/17/31	600,000	517,152
Intuit, Inc., 5.2%, 9/15/33	250,000	256,386
Iron Mountain, Inc. (A), 4.5%, 2/15/31	275,000	252,726
Oracle Corp., 3.95%, 3/25/51	750,000	567,287
VMware LLC, 2.2%, 8/15/31	500,000	416,273
		3,190,702

Materials - 0.3%

Celanese U.S. Holdings LLC, 6.165%, 7/15/27	250,000	256,145
LYB International Finance III LLC, 3.625%, 4/1/51	400,000	281,473
		537,618

Utilities - 1.7%

AES Corp., 1.375%, 1/15/26	400,000	378,501
Berkshire Hathaway Energy Co., 1.65%, 5/15/31	350,000	286,358
DTE Electric Co., 5.4%, 4/1/53	250,000	248,135
Duke Energy Corp., 3.75%, 9/1/46	500,000	375,150
Duke Energy Progress LLC, 3.7%, 10/15/46	500,000	381,638
Florida Power & Light Co., 2.875%, 12/4/51	700,000	458,392
Interstate Power & Light Co., 3.5%, 9/30/49	250,000	180,372
NextEra Energy Capital Holdings, Inc., 1.9%, 6/15/28	500,000	449,326
PECO Energy Co., 3.05%, 3/15/51	750,000	501,295
		3,259,167
Total Corporate Notes and Bonds ( Cost $48,308,760 )		44,725,086

FOREIGN CORPORATE BONDS - 2.8%

Consumer Discretionary - 0.1%

Delta Air Lines, Inc./SkyMiles IP Ltd. (A), 4.75%, 10/20/28	250,000	246,791

Energy - 0.2%

Enbridge, Inc., 5.7%, 3/8/33	250,000	257,298

Financials - 1.5%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 1/30/26	500,000	475,238
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.625%, 10/15/27	250,000	246,513
Avolon Holdings Funding Ltd. (A), 2.125%, 2/21/26	500,000	474,798
Mitsubishi UFJ Financial Group, Inc. (1 year CMT + 1.530%) (C), 5.475%, 2/22/31	500,000	512,538
Royal Bank of Canada, 5.15%, 2/1/34	400,000	405,162

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2024
Core Bond Fund Portfolio of Investments (unaudited)

Toronto-Dominion Bank, 4.456%, 6/8/32	300,000	289,358
UBS Group AG (1 year CMT + 2.050%) (A) (C), 4.703%, 8/5/27	400,000	395,811
		2,799,418

Health Care - 0.6%

Pfizer Investment Enterprises Pte. Ltd., 5.3%, 5/19/53	400,000	393,805
Pfizer Investment Enterprises Pte. Ltd., 5.34%, 5/19/63	250,000	242,294
Royalty Pharma PLC, 2.2%, 9/2/30	200,000	170,169
STERIS Irish FinCo UnLtd Co., 3.75%, 3/15/51	500,000	368,894
		1,175,162
Industrials - 0.3%

BAE Systems PLC (A), 5.3%, 3/26/34	500,000	504,720

Materials - 0.1%

Nutrien Ltd., 5.8%, 3/27/53	250,000	251,638
Total Foreign Corporate Bonds ( Cost $5,428,551 )		5,235,027

MORTGAGE BACKED SECURITIES - 32.2%

Fannie Mae - 16.9%

3%, 9/1/30 Pool # 890696	207,849	199,979
3%, 12/1/30 Pool # AL8924	98,140	94,977
7%, 11/1/31 Pool # 607515	2,255	2,329
3.5%, 12/1/31 Pool # MA0919	75,492	73,039
6.5%, 3/1/32 Pool # 631377	9,327	9,597
6.5%, 5/1/32 Pool # 636758	555	569
7%, 5/1/32 Pool # 644591	139	143
6.5%, 6/1/32 Pool # 545691	15,974	16,475
3.5%, 8/1/32 Pool # MA3098	100,932	97,861
3.5%, 9/1/32 Pool # MA3126	70,587	68,537
5.5%, 11/1/33 Pool # 555880	21,465	21,741
4%, 2/1/35 Pool # MA2177	203,685	199,105
3.5%, 12/1/35 Pool # MA2473	202,643	194,415
4.5%, 12/1/35 Pool # 745147	3,412	3,361
2.5%, 9/1/36 Pool # FS4049	608,415	562,682
6%, 11/1/36 Pool # 902510	29,081	30,109
6%, 10/1/37 Pool # 947563	29,575	30,621
6.5%, 12/1/37 Pool # 889072	20,140	20,872
4.5%, 5/1/38 Pool # MA5013	1,021,359	1,012,239
6.5%, 8/1/38 Pool # 987711	49,178	52,471
3%, 11/1/39 Pool # MA3831	90,804	83,138
4%, 9/1/40 Pool # AE3039	215,395	207,274
4%, 1/1/41 Pool # AB2080	162,306	156,186
2.5%, 5/1/41 Pool # MA4334	1,192,911	1,043,945
5.5%, 7/1/41 Pool # AL6588	159,283	161,979
4%, 9/1/41 Pool # AJ1406	73,246	70,508
4%, 10/1/41 Pool # AJ4046	234,063	226,388
3.5%, 11/1/41 Pool # AB3867	87,289	81,484
2.5%, 3/1/42 Pool # CB3076	618,501	536,402
2.5%, 3/1/42 Pool # MA4571	1,637,975	1,420,938
4%, 3/1/42 Pool # AL1998	358,073	344,577
3.5%, 6/1/42 Pool # AO4134	365,767	341,330
3.5%, 8/1/42 Pool # AP2133	186,042	173,612
3%, 9/1/42 Pool # AP6568	47,445	42,914
3.5%, 9/1/42 Pool # AB6228	107,630	100,438
4%, 10/1/42 Pool # AP7363	244,432	235,216
3.5%, 1/1/43 Pool # AQ9326	223,232	208,312
3%, 2/1/43 Pool # AL3072	358,428	324,275
3.5%, 3/1/43 Pool # AT0310	179,748	167,734
3.5%, 4/1/43 Pool # AT2887	184,026	171,725
4%, 1/1/45 Pool # AS4257	54,712	52,377
4.5%, 10/1/46 Pool # MA2783	30,127	29,567
3%, 1/1/47 Pool # BE0108	311,346	278,139
2.5%, 12/1/47 Pool # FM3165	933,826	806,030
3%, 1/1/48 Pool # FM1303	1,055,245	942,995

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2024
Core Bond Fund Portfolio of Investments (unaudited)

3%, 8/1/48 Pool # FS0517	730,317	652,288
3%, 1/1/49 Pool # FS4296	706,867	638,717
4%, 11/1/50 Pool # FM5530	532,162	503,916
2%, 1/1/52 Pool # CB2601	340,391	278,232
2%, 1/1/52 Pool # FS0173	703,030	574,643
2%, 3/1/52 Pool # CB3105	434,350	354,703
2.5%, 3/1/52 Pool # BV4133	541,547	456,322
3%, 3/1/52 Pool # CB3115	848,384	747,147
2.5%, 4/1/52 Pool # FS4138	677,188	571,524
3.5%, 5/1/52 Pool # FS1866	900,763	818,497
4%, 5/1/52 Pool # FS1818	679,397	636,081
4%, 5/1/52 Pool # FS1704	416,210	392,507
4%, 5/1/52 Pool # CB3678	902,029	844,520
4%, 5/1/52 Pool # CB3627	1,157,612	1,082,675
3.5%, 6/1/52 Pool # CB3845	880,424	800,012
3.5%, 7/1/52 Pool # FS2812	555,114	507,425
3.5%, 8/1/52 Pool # CB4361	905,603	822,894
4.5%, 8/1/52 Pool # FS2605	466,388	448,408
4.5%, 8/1/52 Pool # CB4383	903,636	872,853
4.5%, 9/1/52 Pool # FS2821	679,057	656,169
5%, 10/1/52 Pool # MA4785	861,162	847,560
5.5%, 10/1/52 Pool # MA4786	825,328	826,810
5%, 11/1/52 Pool # MA4806	887,094	873,819
5%, 12/1/52 Pool # MA4841	2,238,132	2,205,342
5.5%, 12/1/52 Pool # MA4842	878,389	880,626
4.5%, 7/1/53 Pool # FS4996	618,679	596,550
5.5%, 9/1/53 Pool # FS5575	654,746	658,278
5.5%, 5/1/54 Pool # FS7759	992,422	993,136
		31,440,259

Freddie Mac - 15.3%

4.5%, 2/1/25 Pool # J11722	2,766	2,751
4.5%, 5/1/25 Pool # J12247	7,800	7,776
8%, 6/1/30 Pool # C01005	223	232
6.5%, 1/1/32 Pool # C62333	4,988	5,114
2.5%, 2/1/32 Pool # ZS8641	169,378	159,650
3.5%, 8/1/32 Pool # C91485	92,227	89,157
4%, 5/1/33 Pool # G18693	153,065	150,761
4.5%, 6/1/34 Pool # C01856	121,688	119,988
2.5%, 6/1/35 Pool # RC1421	277,827	256,950
2%, 1/1/36 Pool # SB0546	747,485	674,220
6.5%, 11/1/36 Pool # C02660	2,498	2,610
5.5%, 1/1/37 Pool # G04593	78,704	80,131
5.5%, 11/1/37 Pool # A68787	48,838	49,737
5.5%, 12/1/38 Pool # G05267	136,580	139,060
4.5%, 8/1/39 Pool # G08361	136,151	134,749
3.5%, 11/1/40 Pool # G06168	126,855	118,644
2%, 3/1/41 Pool # RB5105	894,928	766,397
2.5%, 6/1/41 Pool # SC0151	727,615	640,090
4%, 10/1/41 Pool # Q04092	304,781	293,645
4.5%, 3/1/42 Pool # G07491	153,537	151,957
3%, 9/1/42 Pool # C04233	220,902	200,106
3%, 2/1/43 Pool # Q15767	158,412	143,504
3%, 4/1/43 Pool # V80026	279,014	252,454
3%, 4/1/43 Pool # V80025	282,868	256,059
3.5%, 8/1/44 Pool # Q27927	185,484	172,435
3%, 7/1/45 Pool # G08653	265,287	237,761
3.5%, 8/1/45 Pool # Q35614	191,288	177,474
3%, 11/1/45 Pool # G08675	218,549	195,781
3%, 1/1/46 Pool # G08686	277,147	248,185
3%, 10/1/46 Pool # G60722	285,960	255,720
3.5%, 11/1/47 Pool # Q52079	230,173	212,278
2.5%, 4/1/48 Pool # QA2240	929,331	801,710
3%, 7/1/49 Pool # QA1033	330,054	292,085
2.5%, 6/1/51 Pool # QC2842	876,440	740,577
2.5%, 1/1/52 Pool # SD7552	3,519,835	2,985,406
3.5%, 4/1/52 Pool # SD0960	1,220,431	1,115,519
3.5%, 5/1/52 Pool # QE2363	660,433	598,034
3.5%, 5/1/52 Pool # RA7380	644,939	586,000

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2024
Core Bond Fund Portfolio of Investments (unaudited)

3%, 8/1/52 Pool # SD7556	1,465,776	1,291,601
4.5%, 11/1/52 Pool # SD8266	725,564	696,859
5%, 11/1/52 Pool # SD8267	1,334,784	1,313,582
5.5%, 11/1/52 Pool # SD1859	880,257	882,408
5.5%, 11/1/52 Pool # SD8268	1,512,750	1,513,249
4.5%, 12/1/52 Pool # SD1921	1,114,827	1,078,590
5%, 12/1/52 Pool # SD8276	1,350,136	1,328,344
5%, 12/1/52 Pool # RA8278	1,345,316	1,324,082
5%, 2/1/53 Pool # SD8299	461,050	453,422
5%, 2/1/53 Pool # SD2334	327,580	322,188
5.5%, 2/1/53 Pool # SD2172	550,762	554,445
5%, 5/1/53 Pool # SD2875	1,428,444	1,419,597
5.5%, 6/1/53 Pool # SD3174	934,744	938,649
6%, 9/1/53 Pool # SD3739	698,957	713,074
6%, 9/1/53 Pool # SD8363	553,451	560,672
5.5%, 2/1/54 Pool # SD4901	682,871	683,761
		28,389,230

Ginnie Mae - 0.0%

6.5%, 2/20/29 Pool # 2714	2,027	2,065
6.5%, 4/20/31 Pool # 3068	1,238	1,287
4%, 4/15/39 Pool # 698089	9,457	9,102
		12,454
Total Mortgage Backed Securities ( Cost $62,176,033 )		59,841,943

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 26.8%

Federal Home Loan Bank - 0.3%

6.050%, 11/21/31	500,000	500,080

U.S. Treasury Bonds - 9.0%

6.625%, 2/15/27	2,000,000	2,123,906
5.375%, 2/15/31	1,250,000	1,351,514
4.500%, 5/15/38	1,250,000	1,292,773
2.250%, 5/15/41	3,000,000	2,236,172
3.750%, 8/15/41	4,250,000	3,943,701
4.625%, 5/15/44	425,000	434,430
3.000%, 5/15/45	1,000,000	799,258
3.000%, 5/15/47	750,000	589,981
3.375%, 11/15/48	500,000	417,109
1.250%, 5/15/50	2,000,000	1,022,109
1.875%, 2/15/51	1,600,000	961,438
4.125%, 8/15/53	1,750,000	1,675,625
		16,848,016

U.S. Treasury Notes - 17.5%

2.250%, 11/15/25	2,000,000	1,941,094
2.375%, 5/15/27	3,000,000	2,858,555
4.625%, 6/15/27	750,000	759,668
4.000%, 2/29/28	5,500,000	5,484,746
2.875%, 5/15/28	3,000,000	2,873,906
4.625%, 9/30/28	4,750,000	4,853,906
2.625%, 2/15/29	4,500,000	4,239,141
3.875%, 11/30/29	3,500,000	3,476,074
4.000%, 7/31/30	750,000	748,828
4.250%, 6/30/31	220,000	222,922
4.125%, 11/15/32	500,000	501,875
3.375%, 5/15/33	600,000	568,336
4.000%, 2/15/34	3,360,000	3,332,175
4.375%, 5/15/34	625,000	638,476
		32,499,702
Total U.S. Government and Agency Obligations ( Cost $52,451,707 )		49,847,798

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2024
Core Bond Fund Portfolio of Investments (unaudited)

	Shares
SHORT-TERM INVESTMENTS - 1.9%

State Street Institutional U.S. Government Money Market Fund, Premier Class (F), 5.26%	2,169,587	2,169,587
State Street Navigator Securities Lending Government Money Market Portfolio (F) (G), 5.31%	1,314,715	1,314,715
Total Short-Term Investments ( Cost $3,484,302 )		3,484,302

TOTAL INVESTMENTS - 100.1% ( Cost $196,527,956 )		186,240,125

NET OTHER ASSETS AND LIABILITIES - (0.1%)		(277,958)

TOTAL NET ASSETS - 100.0%		$185,962,167

(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”
(B)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at July 31, 2024.
(C)	Floating rate or variable rate note. Rate shown is as of July 31, 2024.
(D)	Stepped rate security. Rate shown is as of July 31, 2024.
(E)	All or a portion of these securities, with an aggregate fair value of $1,288,221, are on loan as part of a securities lending program.
(F)	7-day yield.
(G)	Represents investments of cash collateral received in connection with securities lending.
BDC	Business Development Company
CMT	Constant Maturity Treasury.
DAC	Designated Activity Company.
FREMF	Freddie Mac Multifamily Securities
IO	Interest Only.
LLC	Limited Liability Company.
LP	Limited Partnership.
PLC	Public Limited Company.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
USD	United States Dollar.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2024
Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
COMMON STOCKS - 77.2%

Communication Services - 3.6%

Comcast Corp., Class A (A)	60,000	$2,476,200
T-Mobile U.S., Inc. (A)	35,800	6,525,624
		9,001,824

Consumer Discretionary - 8.7%

Las Vegas Sands Corp.	216,000	8,568,720
Lowe's Cos., Inc. (A)	23,200	5,695,832
Nordstrom, Inc.	168,000	3,835,440
Starbucks Corp. (A)	48,000	3,741,600
		21,841,592

Consumer Staples - 6.8%

Archer-Daniels-Midland Co. (A)	70,000	4,340,700
Constellation Brands, Inc., Class A (A)	22,100	5,418,036
PepsiCo, Inc. (A)	42,800	7,390,276
		17,149,012

Energy - 10.0%

APA Corp.	167,200	5,214,968
ConocoPhillips (A)	44,000	4,892,800
Matador Resources Co. (A)	88,000	5,410,240
Transocean Ltd. * (A)	1,700,000	9,843,000
		25,361,008

Financials - 5.6%

CME Group, Inc. (A)	24,000	4,649,040
Morgan Stanley (A)	40,000	4,128,400
PayPal Holdings, Inc. * (A)	82,000	5,393,960
		14,171,400

Health Care - 12.4%

Abbott Laboratories (A)	45,000	4,767,300
Agilent Technologies, Inc. (A)	43,000	6,080,200
CVS Health Corp. (A)	90,300	5,447,799
Danaher Corp. (A)	15,000	4,156,200
Medtronic PLC (A)	86,100	6,915,552
Pfizer, Inc. (A)	123,000	3,756,420
Solventum Corp. *	1,750	103,040
		31,226,511

Industrials - 9.8%

3M Co. (A)	38,000	4,846,900
Automatic Data Processing, Inc. (A)	15,400	4,044,348
Fastenal Co. (A)	81,000	5,730,750
Honeywell International, Inc. (A)	17,700	3,624,075
Union Pacific Corp. (A)	12,000	2,960,760
United Parcel Service, Inc., Class B (A)	27,400	3,572,138
		24,778,971

Information Technology - 6.5%

Accenture PLC, Class A (A)	17,100	5,653,602
Adobe, Inc. * (A)	8,000	4,413,200
Ciena Corp. * (A)	118,000	6,223,320
		16,290,122

Materials - 8.4%

Air Products & Chemicals, Inc. (A)	22,800	6,015,780

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2024
Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

Barrick Gold Corp. (A)	385,000	7,126,350
Newmont Corp. (A)	166,000	8,145,620
		21,287,750

Real Estate Investment Trusts (REITs) - 1.0%

American Tower Corp., REIT (A)	12,000	2,644,800

Utilities - 4.4%

AES Corp.	387,000	6,884,730
Dominion Energy, Inc. (A)	78,000	4,169,880
		11,054,610

Total Common Stocks ( Cost $208,185,113 )		194,807,600

SHORT-TERM INVESTMENTS - 25.2%

State Street Institutional U.S. Government Money Market Fund, Premier Class (B), 5.26%	63,713,802	63,713,802

Total Short-Term Investments ( Cost $63,713,802 )		63,713,802

TOTAL INVESTMENTS - 102.4% ( Cost $271,898,915 )		258,521,402

TOTAL CALL & PUT OPTIONS WRITTEN - (2.5%)		(6,188,846)

NET OTHER ASSETS AND LIABILITIES - 0.1%		114,032

TOTAL NET ASSETS - 100.0%		$252,446,588

*	Non-income producing.
(A)	All or a portion of these securities' positions, with a value of $170,200,702, represent covers (directly or through conversion rights) for outstanding options written.
(B)	7-day yield.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

Written Option Contracts Outstanding at July 31, 2024

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Call Options Written
3M Co.	$110.00	9/20/24	(380)	$(4,180,000)	$(680,200)	$(83,387)	$(596,813)
Abbott Laboratories	110.00	9/20/24	(450)	(4,950,000)	(83,700)	(83,150)	(550)
Accenture PLC, Class A	330.00	8/16/24	(121)	(3,993,000)	(79,860)	(99,095)	19,235
Accenture PLC, Class A	320.00	9/20/24	(50)	(1,600,000)	(89,750)	(26,948)	(62,802)
Adobe, Inc.	510.00	8/16/24	(80)	(4,080,000)	(354,600)	(174,752)	(179,848)
Agilent Technologies, Inc.	135.00	8/16/24	(215)	(2,902,500)	(182,750)	(53,859)	(128,891)
Agilent Technologies, Inc.	140.00	9/20/24	(215)	(3,010,000)	(163,400)	(72,877)	(90,523)
Air Products & Chemicals, Inc.	280.00	9/20/24	(228)	(6,384,000)	(120,840)	(120,603)	(237)
American Tower Corp., REIT	200.00	8/16/24	(120)	(2,400,000)	(258,000)	(61,075)	(196,925)
Archer-Daniels-Midland Co.	65.00	9/20/24	(350)	(2,275,000)	(35,000)	(41,639)	6,639
Archer-Daniels-Midland Co.	70.00	9/20/24	(350)	(2,450,000)	(8,750)	(35,443)	26,693
Automatic Data Processing, Inc.	260.00	8/16/24	(154)	(4,004,000)	(87,010)	(86,081)	(929)
Barrick Gold Corp.	20.00	8/16/24	(1,925)	(3,850,000)	(27,913)	(84,648)	56,735
Barrick Gold Corp.	19.00	9/20/24	(1,925)	(3,657,500)	(135,712)	(65,396)	(70,316)
Ciena Corp.	50.00	8/16/24	(590)	(2,950,000)	(187,325)	(85,579)	(101,746)
Ciena Corp.	55.00	10/18/24	(590)	(3,245,000)	(160,775)	(90,842)	(69,933)
CME Group, Inc.	210.00	9/20/24	(240)	(5,040,000)	(16,800)	(48,952)	32,152
Comcast Corp., Class A	42.50	9/20/24	(600)	(2,550,000)	(55,800)	(39,583)	(16,217)
ConocoPhillips	120.00	9/20/24	(440)	(5,280,000)	(49,060)	(101,749)	52,689
Constellation Brands, Inc.,Clss A	265.00	9/20/24	(61)	(1,616,500)	(8,387)	(42,026)	33,639
Constellation Brands, Inc.,Clss A	255.00	10/18/24	(160)	(4,080,000)	(95,200)	(81,433)	(13,767)
CVS Health Corp.	65.00	8/16/24	(453)	(2,944,500)	(39,864)	(63,229)	23,365
CVS Health Corp.	67.50	10/18/24	(450)	(3,037,500)	(60,075)	(69,439)	9,364
Danaher Corp.	260.00	10/18/24	(150)	(3,900,000)	(356,250)	(109,343)	(246,907)
Dominion Energy, Inc.	52.50	10/18/24	(780)	(4,095,000)	(202,800)	(65,661)	(137,139)

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2024
Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

Written Option Contracts Outstanding at July 31, 2024 (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Call Options Written (continued)
Fastenal Co.	$70.00	11/15/24	(495)	$(3,465,000)	$(222,750)	$(71,631)	$(151,119)
Fastenal Co.	72.50	11/15/24	(315)	(2,283,750)	(102,375)	(51,650)	(50,725)
Honeywell International, Inc.	220.00	8/16/24	(177)	(3,894,000)	(3,098)	(61,767)	58,669
Lowe's Cos., Inc.	230.00	9/20/24	(232)	(5,336,000)	(490,680)	(116,573)	(374,107)
Matador Resources Co.	65.00	9/20/24	(880)	(5,720,000)	(127,600)	(117,893)	(9,707)
Medtronic PLC	82.50	9/20/24	(861)	(7,103,250)	(163,160)	(115,348)	(47,812)
Morgan Stanley	100.00	8/16/24	(400)	(4,000,000)	(172,000)	(80,275)	(91,725)
Newmont Corp.	50.00	8/16/24	(830)	(4,150,000)	(77,190)	(90,447)	13,257
Newmont Corp.	50.00	9/20/24	(830)	(4,150,000)	(155,210)	(126,854)	(28,356)
PayPal Holdings, Inc.	72.50	8/16/24	(620)	(4,495,000)	(11,780)	(118,638)	106,858
PayPal Holdings, Inc.	72.50	10/18/24	(200)	(1,450,000)	(31,200)	(38,394)	7,194
PepsiCo, Inc.	170.00	9/20/24	(108)	(1,836,000)	(63,720)	(37,690)	(26,030)
PepsiCo, Inc.	175.00	10/18/24	(320)	(5,600,000)	(146,400)	(100,869)	(45,531)
Pfizer, Inc.	30.00	9/20/24	(1,230)	(3,690,000)	(190,650)	(61,490)	(129,160)
Starbucks Corp.	85.00	8/16/24	(480)	(4,080,000)	(5,280)	(75,811)	70,531
T-Mobile U.S., Inc.	170.00	8/16/24	(280)	(4,760,000)	(382,900)	(96,049)	(286,851)
T-Mobile U.S., Inc.	180.00	8/16/24	(78)	(1,404,000)	(37,440)	(31,899)	(5,541)
Union Pacific Corp.	225.00	8/16/24	(120)	(2,700,000)	(263,400)	(64,991)	(198,409)
United Parcel Service, Inc., Class B	145.00	8/16/24	(274)	(3,973,000)	(2,192)	(81,916)	79,724
Total Call Options Written					$(6,188,846)	$(3,426,974)	$(2,761,872)
Total Options Written, at Value					$(6,188,846)	$(3,426,974)	$(2,761,872)

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2024
Dividend Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
COMMON STOCKS - 98.9%

Communication Service - 3.4%

Comcast Corp., Class A	129,200	$5,332,084

Consumer Discretionary - 9.3%

Home Depot, Inc.	15,600	5,743,296
Lowe's Cos., Inc.	19,300	4,738,343
McDonald's Corp.	8,000	2,123,200
Starbucks Corp.	23,800	1,855,210
		14,460,049

Consumer Staples - 8.5%

Colgate-Palmolive Co.	34,000	3,372,460
Hershey Co.	15,600	3,080,688
PepsiCo, Inc.	24,500	4,230,415
Procter & Gamble Co.	15,800	2,540,008
		13,223,571

Energy - 10.7%

Chevron Corp.	29,300	4,701,771
ConocoPhillips	27,400	3,046,880
EOG Resources, Inc.	41,600	5,274,880
Exxon Mobil Corp.	29,900	3,545,841
		16,569,372

Financials - 20.4%

Bank of America Corp.	97,300	3,922,163
BlackRock, Inc.	6,125	5,368,563
CME Group, Inc.	25,400	4,920,234
JPMorgan Chase & Co.	21,900	4,660,320
Morgan Stanley	59,900	6,182,279
Northern Trust Corp.	25,200	2,233,980
U.S. Bancorp	97,300	4,366,824
		31,654,363

Health Care - 11.6%

Abbott Laboratories	32,500	3,443,050
AbbVie, Inc.	23,200	4,299,424
Johnson & Johnson	30,600	4,830,210
Medtronic PLC	67,300	5,405,536
		17,978,220

Industrials - 19.2%

Automatic Data Processing, Inc.	24,400	6,407,928
Caterpillar, Inc.	4,800	1,661,760
Cummins, Inc.	9,500	2,772,100
Fastenal Co.	86,500	6,119,875
Honeywell International, Inc.	26,800	5,487,300
Paychex, Inc.	21,200	2,714,024
Union Pacific Corp.	18,900	4,663,197
		29,826,184

Information Technology - 6.4%

Accenture PLC, Class A	5,200	1,719,224
Analog Devices, Inc.	10,100	2,336,938
Texas Instruments, Inc.	28,500	5,808,585
		9,864,747

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2024
Dividend Income Fund Portfolio of Investments (unaudited)

Materials - 2.0%

Air Products & Chemicals, Inc.	11,500	3,034,275

Real Estate Investment Trusts (REITs) - 3.1%

American Tower Corp., REIT	21,800	4,804,720

Utilities - 4.3%

NextEra Energy, Inc.	87,000	6,645,930
Total Common Stocks ( Cost $118,339,518 )		153,393,515

SHORT-TERM INVESTMENTS - 1.2%

State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 5.26%	1,783,263	1,783,263

Total Short-Term Investments ( Cost $1,783,263 )		1,783,263

TOTAL INVESTMENTS - 100.1% ( Cost $120,122,781 )		155,176,778

NET OTHER ASSETS AND LIABILITIES - (0.1%)		(78,235)

TOTAL NET ASSETS - 100.0%		$155,098,543

(A)	7-day yield.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2024
Investors Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
COMMON STOCKS - 98.5%

Communication Services - 9.5%

Alphabet, Inc., Class C	195,634	$33,874,027
Liberty Broadband Corp., Class C *	88,574	5,969,002
		39,843,029

Consumer Discretionary - 14.0%

Amazon.com, Inc. *	108,774	20,338,562
Lowe's Cos., Inc.	68,331	16,775,944
NIKE, Inc., Class B	82,984	6,212,182
Starbucks Corp.	92,743	7,229,317
TJX Cos., Inc.	73,591	8,317,255
		58,873,260

Consumer Staples - 2.4%

Dollar Tree, Inc. *	96,761	10,096,043

Financials - 32.6%

Capital Markets - 5.3%

Brookfield Asset Management Ltd., Class A	57,560	2,511,343
Brookfield Corp., Class A	230,231	11,223,761
Charles Schwab Corp.	128,587	8,382,587
		22,117,691

Commercial Banks - 2.8%

U.S. Bancorp	266,858	11,976,587

Financial Services - 12.2%

Berkshire Hathaway, Inc., Class B *	39,921	17,505,358
Fiserv, Inc. *	126,458	20,684,735
Visa, Inc., Class A	49,389	13,121,176
		51,311,269

Insurance - 12.3%

Arch Capital Group Ltd. *	270,270	25,886,461
Marsh & McLennan Cos., Inc.	52,139	11,604,577
Progressive Corp.	65,288	13,979,466
		51,470,504
		136,876,051

Health Care - 11.2%

Agilent Technologies, Inc.	100,223	14,171,532
Alcon, Inc.	178,647	16,792,818
Danaher Corp.	29,751	8,243,407
Elevance Health, Inc.	14,496	7,712,307
		46,920,064

Industrials - 16.0%

Copart, Inc. *	268,843	14,068,554
Deere & Co.	22,523	8,378,106
Ferguson PLC	40,657	9,052,281
PACCAR, Inc.	183,072	18,061,883
Parker-Hannifin Corp.	31,316	17,573,287
		67,134,111

Information Technology - 12.8%

Accenture PLC, Class A	39,781	13,152,394

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2024
Investors Fund Portfolio of Investments (unaudited)

Analog Devices, Inc.	76,700	17,746,846
Keysight Technologies, Inc. *	59,190	8,261,148
Texas Instruments, Inc.	71,076	14,486,000
		53,646,388
Total Common Stocks ( Cost $224,365,914 )		413,388,946

SHORT-TERM INVESTMENTS - 1.4%

State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 5.26%	5,986,018	5,986,018

Total Short-Term Investments ( Cost $5,986,018 )		5,986,018

TOTAL INVESTMENTS - 99.9% ( Cost $230,351,932 )		419,374,964

NET OTHER ASSETS AND LIABILITIES - 0.1%		571,526

TOTAL NET ASSETS - 100.0%		$419,946,490

*	Non-income producing.
(A)	7-day yield.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2024
Sustainable Equity Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
COMMON STOCKS - 97.9%

Communication Service - 6.8%

Alphabet, Inc., Class C	4,011	$694,505

Consumer Discretionary - 10.0%

Amazon.com, Inc. *	1,539	287,762
Home Depot, Inc.	623	229,364
McDonald's Corp.	259	68,738
NIKE, Inc., Class B	1,973	147,699
TJX Cos., Inc.	2,442	275,995
		1,009,558

Consumer Staples - 7.6%

Costco Wholesale Corp.	601	494,022
Nestle SA, ADR	1,025	103,515
PepsiCo, Inc.	405	69,931
Target Corp.	700	105,287
		772,755

Financials - 14.1%

BlackRock, Inc.	219	191,954
JPMorgan Chase & Co.	1,536	326,861
Progressive Corp.	1,373	293,987
U.S. Bancorp	5,447	244,461
Visa, Inc., Class A	1,421	377,517
		1,434,780

Health Care - 17.1%

Agilent Technologies, Inc.	1,944	274,881
Danaher Corp.	1,139	315,594
Eli Lilly & Co.	833	669,957
UnitedHealth Group, Inc.	679	391,213
Vertex Pharmaceuticals, Inc. *	175	86,751
		1,738,396

Industrials - 4.6%

Equifax, Inc.	811	226,569
Union Pacific Corp.	531	131,014
United Parcel Service, Inc., Class B	809	105,469
		463,052

Information Technology - 28.3%

Computers & Peripherals - 4.6%

Apple, Inc.	2,100	466,368

Electronic Equipment, Instruments & Components - 2.1%

TE Connectivity Ltd.	1,398	215,754

IT Services - 2.7%

Accenture PLC, Class A	831	274,745

Semiconductors & Semiconductor Equipment - 7.4%

Analog Devices, Inc.	1,000	231,380
QUALCOMM, Inc.	1,415	256,044
Texas Instruments, Inc.	1,306	266,176
		753,600

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2024
Sustainable Equity Fund Portfolio of Investments (unaudited)

Software - 11.5%

Microsoft Corp.	1,983	829,588
Oracle Corp.	2,398	334,401
		1,163,989
		2,874,456

Materials - 5.2%

Ecolab, Inc.	962	221,924
Linde PLC	677	307,019
		528,943

Utilities - 4.2%

NextEra Energy, Inc.	5,528	422,284

Total Common Stocks ( Cost $7,580,852 )		9,938,729

SHORT-TERM INVESTMENTS - 2.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 5.26%	218,215	218,215

Total Short-Term Investments ( Cost $218,215 )		218,215

TOTAL INVESTMENTS - 100.0% ( Cost $7,799,067 )		10,156,944

NET OTHER ASSETS AND LIABILITIES - 0.0%		(3,267)

TOTAL NET ASSETS - 100.0%		$10,153,677

*	Non-income producing.
(A)	7-day yield.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2024
Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
COMMON STOCKS - 90.3%

Communication Services - 4.9%

Liberty Broadband Corp., Class C *	550,973	$37,130,071
Liberty Media Corp.-Liberty Formula One, Class A *	454,863	33,646,216
Liberty Media Corp.-Liberty Formula One, Class C *	145,554	11,770,952
		82,547,239

Consumer Discretionary - 14.3%

CarMax, Inc. *	696,181	58,785,524
Floor & Decor Holdings, Inc., Class A *	435,989	42,726,922
Ross Stores, Inc.	644,025	92,243,701
Thor Industries, Inc.	447,946	47,544,988
		241,301,135

Consumer Staples - 5.3%

Brown-Forman Corp., Class B	773,021	34,909,628
Dollar Tree, Inc. *	524,529	54,729,356
		89,638,984

Financials - 22.7%

Arch Capital Group Ltd. *	1,373,546	131,558,236
Brookfield Asset Management Ltd., Class A (A)	770,893	33,634,062
Brown & Brown, Inc.	810,855	80,623,313
Cullen/Frost Bankers, Inc.	153,643	17,985,449
Glacier Bancorp, Inc.	446,767	19,974,952
Moelis & Co., Class A	895,928	60,923,104
W.R. Berkley Corp.	734,179	40,475,288
		385,174,404

Health Care - 5.3%

Labcorp Holdings, Inc.	223,001	48,043,336
Waters Corp. *	125,255	42,120,751
		90,164,087

Industrials - 15.6%

Armstrong World Industries, Inc.	232,574	30,560,224
Carlisle Cos., Inc.	171,469	71,773,494
Copart, Inc. *	1,314,971	68,812,432
Expeditors International of Washington, Inc.	216,546	27,029,272
PACCAR, Inc.	663,941	65,504,419
		263,679,841

Information Technology - 22.2%

Amphenol Corp., Class A	984,578	63,268,982
Arista Networks, Inc. *	131,710	45,644,100
CDW Corp.	236,755	51,638,633
Gartner, Inc. *	222,634	111,581,934
Microchip Technology, Inc.	192,852	17,121,401
MKS Instruments, Inc.	385,924	48,587,832
Teledyne Technologies, Inc. *	90,301	38,094,380
		375,937,262
Total Common Stocks ( Cost $1,044,287,851 )		1,528,442,952

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2024
Mid Cap Fund Portfolio of Investments (unaudited)

SHORT-TERM INVESTMENTS - 8.6%

State Street Institutional U.S. Government Money Market Fund, Premier Class (B), 5.26%	145,794,884	145,794,884
State Street Navigator Securities Lending Government Money Market Portfolio (B) (C), 5.31%	35,400	35,400
Total Short-Term Investments ( Cost $145,830,284 )		145,830,284

TOTAL INVESTMENTS - 98.9% ( Cost $1,190,118,135 )		1,674,273,236

NET OTHER ASSETS AND LIABILITIES - 1.1%		19,074,512

TOTAL NET ASSETS - 100.0%		$1,693,347,748

*	Non-income producing.
(A)	All or a portion of these securities, with an aggregate fair value of $34,904, are on loan as part of a securities lending program.
(B)	7-day yield.
(C)	Represents investments of cash collateral received in connection with securities lending.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2024
Small Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
COMMON STOCKS - 92.5%

Communication Services - 4.2%
Cogent Communications Holdings, Inc.	93,103	$6,572,141
Gogo, Inc. *	146,704	1,332,072
		7,904,213

Consumer Discretionary - 9.9%

Ollie's Bargain Outlet Holdings, Inc. *	27,727	2,707,264
OneSpaWorld Holdings Ltd. *	472,889	7,608,784
Revolve Group, Inc. *	172,004	3,328,278
Shake Shack, Inc., Class A *	58,999	5,169,492
		18,813,818

Consumer Staples - 7.4%

Edgewell Personal Care Co.	100,196	3,922,673
Hain Celestial Group, Inc. *	235,136	1,819,953
Primo Water Corp.	147,030	3,224,368
Simply Good Foods Co. *	147,797	5,013,274
		13,980,268

Energy - 1.5%

Chord Energy Corp.	16,872	2,896,248

Financials - 8.4%

Axis Capital Holdings Ltd.	53,982	4,089,137
Baldwin Insurance Group, Inc., Class A *	74,057	3,239,253
Moelis & Co., Class A	45,215	3,074,620
Texas Capital Bancshares, Inc. *	41,859	2,766,880
Western Alliance Bancorp	34,616	2,785,203
		15,955,093

Health Care - 9.7%

AMN Healthcare Services, Inc. *	32,053	2,167,424
Encompass Health Corp.	84,290	7,833,913
Globus Medical, Inc., Class A *	25,847	1,859,950
HealthEquity, Inc. *	52,065	4,086,061
Option Care Health, Inc. *	80,989	2,404,563
		18,351,911

Industrials - 20.1%

Carlisle Cos., Inc.	14,419	6,035,505
Core & Main, Inc., Class A *	105,123	5,620,927
Crane Co.	34,627	5,554,863
Hayward Holdings, Inc. *	215,290	3,184,139
Hillman Solutions Corp. *	242,735	2,463,760
Legalzoom.com, Inc. *	165,705	1,106,909
Leonardo DRS, Inc. *	130,693	3,685,543
Mueller Water Products, Inc., Class A	117,396	2,427,749
Saia, Inc. *	4,863	2,032,005
WillScot Holdings Corp. *	145,006	5,945,246
		38,056,646

Information Technology - 21.6%

Box, Inc., Class A *	185,404	5,213,561
Ciena Corp. *	114,021	6,013,468
CommVault Systems, Inc. *	26,085	3,987,092
Confluent, Inc., Class A *	84,559	2,115,666
Crane NXT Co.	50,000	3,144,000
CTS Corp.	71,055	3,473,168
Entegris, Inc.	38,430	4,545,885

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2024
Small Cap Fund Portfolio of Investments (unaudited)

FormFactor, Inc. *	71,640	3,837,038
JFrog Ltd. *	101,116	3,899,033
Power Integrations, Inc.	62,511	4,565,803
		40,794,714

Materials - 9.7%

Huntsman Corp.	64,478	1,542,959
Olin Corp.	78,250	3,568,982
Scotts Miracle-Gro Co.	80,101	6,295,939
Summit Materials, Inc., Class A *	164,933	6,890,901
		18,298,781
Total Common Stocks ( Cost $122,458,195 )		175,051,692

SHORT-TERM INVESTMENTS - 7.4%

State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 5.26%	13,984,583	13,984,583

Total Short-Term Investments ( Cost $13,984,583 )		13,984,583

TOTAL INVESTMENTS - 99.9% ( Cost $136,442,778 )		189,036,275

NET OTHER ASSETS AND LIABILITIES - 0.1%		254,284

TOTAL NET ASSETS - 100.0%		$189,290,559

*	Non-income producing.
(A)	7-day yield.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2024
International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
COMMON STOCKS - 97.3%

Australia - 1.6%

Treasury Wine Estates Ltd.	25,673	$207,342

Brazil - 1.3%

Itau Unibanco Holding SA, ADR	28,025	168,711

Canada - 4.7%

Cameco Corp.	5,588	254,198
Canadian Pacific Kansas City Ltd.	2,359	197,732
Manulife Financial Corp.	5,519	146,971
		598,901

China - 6.3%

Alibaba Group Holding Ltd., ADR	3,634	286,541
Ping An Insurance Group Co. of China Ltd., Class H	43,878	191,791
Tencent Holdings Ltd.	6,940	321,735
		800,067

Denmark - 1.1%

Genmab AS *	471	133,539

France - 7.8%

Air Liquide SA	822	150,148
Airbus SE	2,142	324,453
Hermes International SCA	56	122,606
LVMH Moet Hennessy Louis Vuitton SE	168	118,727
STMicroelectronics NV	4,199	141,758
Worldline SA * (A)	11,735	133,352
		991,044

Germany - 11.5%

adidas AG	1,117	279,612
Deutsche Telekom AG	13,792	360,771
KION Group AG	6,143	243,459
SAP SE, ADR	929	196,577
Siemens AG	1,141	209,208
Symrise AG	1,278	161,479
		1,451,106

Hong Kong - 2.0%

AIA Group Ltd.	36,944	248,253

India - 7.8%
HDFC Bank Ltd., ADR	5,742	344,577
Infosys Ltd., ADR (B)	12,201	270,008
Larsen & Toubro Ltd., GDR	8,171	372,598
		987,183
Ireland - 2.2%

Kerry Group PLC, Class A	3,030	283,324

Israel - 1.8%

CyberArk Software Ltd. *	885	226,896

Italy - 1.1%

Ferrari NV	338	139,597

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2024
International Stock Fund Portfolio of Investments (unaudited)

Japan - 18.0%

CyberAgent, Inc.	24,484	157,947
Daiichi Sankyo Co. Ltd.	7,000	287,280
Keyence Corp.	367	161,421
Lasertec Corp.	700	125,370
Murata Manufacturing Co. Ltd.	8,164	182,621
Nidec Corp.	3,400	152,019
Pan Pacific International Holdings Corp.	11,600	305,167
Shin-Etsu Chemical Co. Ltd.	4,800	216,217
Shiseido Co. Ltd.	6,300	198,498
Sony Group Corp.	2,646	238,980
Toray Industries, Inc.	49,179	257,804
		2,283,324

Mexico - 5.7%

Fomento Economico Mexicano SAB de CV, ADR	1,600	176,400
Grupo Mexico SAB de CV, Series B	55,649	312,968
Wal-Mart de Mexico SAB de CV, ADR	6,880	229,792
		719,160

Netherlands - 4.5%

ASML Holding NV	362	339,085
NXP Semiconductors NV	881	231,844
		570,929
Norway - 1.2%

Norsk Hydro ASA	26,654	147,554

Switzerland - 7.0%

Lonza Group AG	495	331,260
Nestle SA	1,461	148,372
Partners Group Holding AG	169	228,061
Sika AG	598	181,767
		889,460

Taiwan - 1.9%

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,443	239,249

United Kingdom - 9.8%

AstraZeneca PLC	2,280	362,513
Diageo PLC	4,321	134,372
London Stock Exchange Group PLC	1,157	140,855
Prudential PLC	21,534	193,560
Shell PLC	7,145	260,861
Wise PLC, Class A *	16,411	151,161
		1,243,322
Total Common Stocks ( Cost $11,902,592 )		12,328,961

SHORT-TERM INVESTMENTS - 2.4%

United States - 2.4%

State Street Institutional U.S. Government Money Market Fund, Premier Class (C), 5.26%	298,726	298,726
Total Short-Term Investments ( Cost $298,726 )		298,726

TOTAL INVESTMENTS - 99.7% ( Cost $12,201,318 )		12,627,687

NET OTHER ASSETS AND LIABILITIES - 0.3%		39,438

TOTAL NET ASSETS - 100.0%		$12,667,125

*	Non-income producing.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2024
International Stock Fund Portfolio of Investments (unaudited)

(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional investors.” The securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B)	All or a portion of these securities, with an aggregate fair value of $270,325, are on loan as part of a securities lending program.
(C)	7-day yield.
ACWI	All Country World Index.
ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
GDR	Global Depositary Receipt.
MSCI	Morgan Stanley Capital International.
PLC	Public Limited Company.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 7/31/24
Communication Services	6.5%
Consumer Discretionary	11.8%
Consumer Staples	10.9%
Energy	4.0%
Financials	15.2%
Health Care	8.9%
Industrials	12.0%
Information Technology	16.7%
Materials	11.3%
Short-Term Investments	2.4%
Net Other Assets and Liabilities	0.3%

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2024
Notes to Portfolio of Investments (Unaudited)

1. Portfolio Valuation: Madison Funds, a Delaware business trust (the “Trust” and each series of the Trust referred to individually as a “Fund” and collectively, the “Funds”) values securities and other investments as follows: Equity securities, including American Depositary Receipts (“ADRs”), Global Depository Receipts (“GDRs”) and exchange-traded funds (“ETFs”) listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price (“NOCP”). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities purchased (other than short-term obligations) with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measurements based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network of dealers and brokers that connect buyers and sellers. They are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. There may be little trading in the secondary market for particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value (“NAV”) which is calculated as of the close of regular trading on the New York Stock Exchange (the “NYSE”), usually 4:00 p.m. Eastern Standard Time, on each day on which the NYSE is open for business. NAV per share is determined by dividing each Fund’s total net assets by the number of shares of such Fund outstanding at the time of calculation. Because the assets of each Allocation Fund consist primarily of shares of other registered investment companies (the “Underlying Funds”), the NAV of each Fund is determined based on the NAVs of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less are valued on an amortized cost basis, which approximates fair value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser's opinion, do not reflect the current fair value, are appraised at their fair values as determined in good faith by the Pricing Committee ( the “Committee”) and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the Funds to calculate NAV may differ from market quotations or NOCP. Because the Allocation Funds primarily invest in Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to “fair value” any of the investments of these Funds. However, an Underlying Fund may need to “fair value” one or more of its investments, which may, in turn, require an Allocation Fund to do the same because of delays in obtaining the Underlying Fund's NAV.

Rule 2a-5 under the 1940 Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith , including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a fund must fair value a security. Among other things, the Valuation Rule permits a board of trustees of a fund to designate a fund’s investment adviser as valuation designee to perform a fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the board receives the information it needs to oversee a fund’s investment adviser fair value determinations. The Board has designated the Funds’ investment adviser as Valuation Designee and the Valuation Designee has delegated valuation decisions to the Committee.

A fund’s investments will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time a fund’s share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. In addition to the fair value decisions made by the Committee noted above, the Committee also engages an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Board of Trustees. Such adjustments to the valuation of foreign securities are applied automatically upon market close if the parameters established are exceeded. A foreign security is also automatically fair valued if the exchange it is traded on is on holiday.

2. Fair Value Measurements: Each Fund has adopted Financial Accounting Standards Board (the “FASB”) guidance on fair value measurements. Fair value is defined as the price that each Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Madison Funds | July 31, 2024
Notes to Portfolio of Investments (Unaudited)

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value for the period ended July 31, 2024 maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of July 31, 2024, none of the Funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of July 31, 2024, in valuing the Funds' investments carried at fair value (please see the Portfolio of Investments for each Fund for a listing of all securities within each category):

				Value at
Fund[1]	Level 1	Level 2	Level 3	7/31/24
Conservative Allocation
Exchange Traded Funds	$24,587,757	$—	$—	$24,587,757
Investment Companies	18,867,451			18,867,451
Short-Term Investments	2,816,654			2,816,654
	46,271,862			46,271,862
Moderate Allocation
Exchange Traded Funds	58,835,491	—	—	58,835,491
Investment Companies	33,416,206			33,416,206
Short-Term Investments	10,381,509	—	—	10,381,509
	102,633,206	—	—	102,633,206

Aggressive Allocation
Exchange Traded Funds	38,750,979	—	—	38,750,979
Investment Companies	14,907,536			14,907,536
Short-Term Investments	7,744,356	—	—	7,744,356
	61,402,871	—	—	61,402,871

Diversified Income
Asset Backed Securities	—	2,812	—	2,812
Collateralized Mortgage Obligations	—	343	—	343
Mortgage Backed Securities	—	9,543	—	9,543
Exchange Traded Funds	137,946,253	—	—	137,946,253
Short-Term Investments	2,515,846	—	—	2,515,846
	140,462,099	12,698		140,474,797

Tax-Free Virginia
Municipal Bonds	—	16,801,704	—	16,801,704

Tax-Free National
Municipal Bonds	—	17,514,098	—	17,514,098

High Quality Bond
Corporate Notes and Bonds	—	21,531,760	—	21,531,760
Foreign Corporate Bonds	—	993,532		993,532
U.S. Government and Agency Obligations	—	37,219,220	—	37,219,220
Short-Term Investments	3,282,003	—	—	3,282,003
	3,282,003	59,744,512	—	63,026,515

Core Bond
Asset Backed Securities	—	8,999,720	—	8,999,720
Collateralized Mortgage Obligations	—	8,941,159	—	8,941,159
Commercial Mortgage-Backed Securities	—	5,165,090	—	5,165,090
Corporate Notes and Bonds	—	44,725,086	—	44,725,086
Foreign Corporate Bonds	—	5,235,027	—	5,235,027
Mortgage Backed Securities	—	59,841,943	—	59,841,943
U.S. Government and Agency Obligations	—	49,847,798	—	49,847,798
Short-Term Investments	3,484,302	—	—	3,484,302
	3,484,302	182,755,823		186,240,125

Covered Call & Equity Income
Assets:
Common Stocks	194,807,600	—	—	194,807,600
Short-Term Investments	63,713,802	—	—	63,713,802
	258,521,402	—	—	258,521,402

Madison Funds | July 31, 2024
Notes to Portfolio of Investments (Unaudited)

Liabilities:
Call Options Written	(6,188,846)	—	—	(6,188,846)

Dividend Income
Common Stocks	153,393,515	—	—	153,393,515
Short-Term Investments	1,783,263	—	—	1,783,263
	155,176,778	—	—	155,176,778

Investors
Common Stocks	413,388,946	—	—	413,388,946
Short-Term Investments	5,986,018	—	—	5,986,018
	419,374,964	—	—	419,374,964

Sustainable Equity
Common Stocks	9,938,729	—	—	9,938,729
Short-Term Investments	218,215	—	—	218,215
	10,156,944	—	—	10,156,944

Mid Cap
Common Stocks	1,528,442,952	—	—	1,528,442,952
Short-Term Investments	145,830,284	—	—	145,830,284
	1,674,273,236	—	—	1,674,273,236

Small Cap
Common Stocks	175,051,692	—	—	175,051,692
Short-Term Investments	13,984,583	—	—	13,984,583
	189,036,275	—	—	189,036,275

International Stock
Common Stocks
Australia	207,342	—	—	207,342
Brazil	168,711	—	—	168,711
Canada	598,901	—	—	598,901
China	800,067	—	—	800,067
Denmark	133,539	—	—	133,539
France	991,044	—	—	991,044
Germany	1,451,106	—	—	1,451,106
Hong Kong	248,253	—	—	248,253
India	987,183	—	—	987,183
Ireland	283,324	—	—	283,324
Israel	226,896	—	—	226,896
Italy	139,597	—	—	139,597
Japan	2,283,324	—	—	2,283,324
Mexico	719,160	—	—	719,160
Netherlands	570,929	—	—	570,929
Norway	147,554	—	—	147,554
Switzerland	889,460	—	—	889,460
Taiwan	239,249	—	—	239,249
United Kingdom	1,243,322	—	—	1,243,322
Short-Term Investments	298,726	—	—	298,726
	12,627,687	—	—	12,627,687

1See respective Portfolio of Investments for underlying holdings in each Fund. For additional information on the Underlying Funds held in the Allocation Funds, including shareholder prospectuses and financial reports, please visit each Underlying Fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

Derivatives: The FASB issued guidance intended to enhance financial statement disclosure for derivative instruments and enable investors to understand: a) how and why a fund uses derivative investments, b) how derivative instruments are accounted for, and c) how derivative instruments affect a fund's financial position, results of operations.

The following table presents the types of derivatives in the Covered Call & Equity Income Fund as of July 31, 2024 and their effects:

	Asset & Liability Presentation of Fair Values of Derivative Instruments

Fund	Underlying Risk	Asset Derivatives	Fair Value	Liability Derivatives	Fair Value
Covered Call & Equity Income	Equity	Options purchased	$—	Options written	$(6,188,846)